UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA CORNERSTONE STRATEGY FUND - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2007


USAA EAGLE LOGO(R)




                         USAA CORNERSTONE STRATEGY Fund


                      3RD QUARTER Portfolio of Investments


                                February 28, 2007






                                                                      (Form N-Q)

48470-0407                                   (C)2007, USAA. All rights reserved.
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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               U.S. EQUITY SECURITIES (39.6%)
               COMMON STOCKS (31.9%)

               CONSUMER DISCRETIONARY (3.2%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
         4,100 Phillips-Van Heusen Corp.                                                     $         225
         2,700 True Religion Apparel, Inc.*                                                             46
                                                                                           ---------------
                                                                                                       271
                                                                                           ---------------
               APPAREL RETAIL (0.3%)
         2,400 Aeropostale, Inc.*                                                                       88
        60,750 American Eagle Outfitters, Inc.                                                       1,886
        20,300 AnnTaylor Stores Corp.*                                                                 720
         2,000 Cato Corp. "A"                                                                           44
         5,600 Charlotte Russe Holding, Inc.*                                                          163
        41,700 Charming Shoppes, Inc.*                                                                 520
           800 Children's Place Retail Stores, Inc.*                                                    44
         6,400 Dress Barn, Inc.*                                                                       134
           800 Guess?, Inc.                                                                             65
         1,800 Gymboree Corp.*                                                                          68
         2,200 Maidenform Brands, Inc.*                                                                 40
           600 Men's Wearhouse, Inc.                                                                    27
         3,100 New York & Co., Inc.*                                                                    45
         2,700 Pacific Sunwear of California, Inc.*                                                     49
         9,500 Ross Stores, Inc.                                                                       311
        38,800 TJX Companies, Inc.                                                                   1,067
         1,300 Tween Brands, Inc.*                                                                      47
                                                                                           ---------------
                                                                                                     5,318
                                                                                           ---------------
               AUTO PARTS & EQUIPMENT (0.1%)
        19,900 Borg Warner, Inc.                                                                     1,465
         5,400 Johnson Controls, Inc.                                                                  507
         6,700 TRW Automotive Holdings Corp.*                                                          204
                                                                                           ---------------
                                                                                                     2,176
                                                                                           ---------------
               AUTOMOBILE MANUFACTURERS (0.1%)
        37,760 General Motors Corp.                                                                  1,205
                                                                                           ---------------
               AUTOMOTIVE RETAIL (0.0%)
         2,700 AutoZone, Inc.*                                                                         338
                                                                                           ---------------
               BROADCASTING & CABLE TV (0.3%)
         3,800 CBS Corp. "B"                                                                           115
       120,100 DIRECTV Group, Inc.*                                                                  2,710
        70,600 EchoStar Communications Corp. "A"*                                                    2,866
                                                                                           ---------------
                                                                                                     5,691
                                                                                           ---------------
               COMPUTER & ELECTRONICS RETAIL (0.0%)
        11,300 Best Buy Co., Inc.                                                                      525
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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

<
                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES     SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------

        20,200 Circuit City Stores, Inc.                                                    $         385
                                                                                          ---------------
                                                                                                      910
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.1%)
         9,300 Harman International Industries, Inc.                                                  922
                                                                                          ---------------
               DEPARTMENT STORES (0.6%)
        66,500 Federated Department Stores, Inc.                                                    2,970
        73,100 J.C. Penney Co., Inc.                                                                5,929
        41,800 Kohl's Corp.*                                                                        2,884
                                                                                          ---------------
                                                                                                   11,783
                                                                                          ---------------
               FOOTWEAR (0.1%)
           900 K-Swiss, Inc.                                                                           25
        24,700 NIKE, Inc. "B"                                                                       2,581
         2,100 Steven Madden, Ltd.                                                                     62
                                                                                          ---------------
                                                                                                    2,668
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.3%)
        61,500 Dollar Tree Stores, Inc.*                                                            2,098
        87,800 Family Dollar Stores, Inc.                                                           2,543
         5,100 Target Corp.                                                                           314
                                                                                          ---------------
                                                                                                    4,955
                                                                                          ---------------
               HOME FURNISHINGS (0.0%)
         2,700 Kimball International, Inc.                                                             57
         2,200 Tempur-Pedic International, Inc.                                                        55
                                                                                          ---------------
                                                                                                      112
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.2%)
        29,500 Home Depot, Inc.                                                                     1,168
        19,800 Lowe's Companies, Inc.                                                                 645
        29,900 Sherwin-Williams Co.                                                                 1,990
                                                                                          ---------------
                                                                                                    3,803
                                                                                          ---------------
               HOMEBUILDING (0.1%)
         1,500 NVR, Inc.*                                                                           1,016
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.0%)
        19,100 Rent-A-Center, Inc.*                                                                   541
         8,000 Select Comfort Corp.*(a)                                                               148
                                                                                          ---------------
                                                                                                      689
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.0%)
         6,100 Marriott International, Inc. "A"                                                       292
         9,000 Wyndham Worldwide Corp.*                                                               317
                                                                                          ---------------
                                                                                                      609
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.2%)
        21,700 Stanley Works                                                                        1,206
        25,000 Whirlpool Corp.                                                                      2,205
                                                                                          ---------------
                                                                                                    3,411
                                                                                          ---------------
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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               HOUSEWARES & SPECIALTIES (0.0%)
         4,000 Sealy Corp.                                                                  $          69
                                                                                          ---------------
               INTERNET RETAIL (0.1%)
         2,600 GSI Commerce, Inc.*                                                                     50
         7,800 Netflix, Inc.*(a)                                                                      176
        15,800 NutriSystem, Inc.*                                                                     713
                                                                                          ---------------
                                                                                                      939
                                                                                          ---------------
               LEISURE FACILITIES (0.0%)
         4,900 Town Sports International Holdings, Inc.*                                               96
                                                                                          ---------------
               LEISURE PRODUCTS (0.1%)
        43,500 Hasbro, Inc.                                                                         1,230
         3,300 Marvel Entertainment, Inc.*                                                             92
        32,100 Mattel, Inc.                                                                           835
                                                                                          ---------------
                                                                                                    2,157
                                                                                          ---------------
               MOTORCYCLE MANUFACTURERS (0.0%)
        12,600 Harley-Davidson, Inc.                                                                  830
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.3%)
         2,200 Live Nation, Inc.*                                                                      51
         3,400 Lodgenet Entertainment Corp.*                                                           87
        33,100 News Corp. "A"                                                                         746
        13,500 Regal Entertainment Group                                                              288
        31,800 Time Warner, Inc.                                                                      647
       130,500 Walt Disney Co.                                                                      4,471
                                                                                          ---------------
                                                                                                    6,290
                                                                                          ---------------
               PHOTOGRAPHIC PRODUCTS (0.0%)
        16,700 Eastman Kodak Co.                                                                      399
                                                                                          ---------------
               PUBLISHING (0.0%)
           900 Morningstar, Inc.*                                                                      46
        22,700 Scholastic Corp.*                                                                      790
                                                                                          ---------------
                                                                                                      836
                                                                                          ---------------
               RESTAURANTS (0.2%)
        87,350 Brinker International, Inc.                                                          2,971
        10,700 CKE Restaurants, Inc.                                                                  207
        17,500 Darden Restaurants, Inc.                                                               717
         6,800 Denny's Corp.*                                                                          32
         2,700 McCormick & Schmicks Restaurants, Inc.*                                                 68
         2,600 McDonald's Corp.                                                                       113
         2,700 Mortons Restaurant Group, Inc.*                                                         51
         1,700 P. F. Chang's China Bistro, Inc.*                                                       74
         2,200 RARE Hospitality International, Inc.*                                                   68
         1,600 Ruby Tuesday, Inc.                                                                      47
                                                                                          ---------------
                                                                                                    4,348
                                                                                          ---------------
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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               SPECIALIZED CONSUMER SERVICES (0.0%)
         1,900 CPI Corp.                                                                    $          95
                                                                                          ---------------
               SPECIALTY STORES (0.1%)
           700 Build-A-Bear Workshop, Inc.*(a)                                                         18
         6,300 Dick's Sporting Goods, Inc.*                                                           330
        60,300 Office Depot, Inc.*                                                                  2,012
         9,800 PETsMART, Inc.                                                                         297
                                                                                          ---------------
                                                                                                    2,657
                                                                                          ---------------
               Total Consumer Discretionary                                                        64,593
                                                                                          ---------------

               CONSUMER STAPLES (2.7%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.3%)
       105,700 Archer-Daniels-Midland Co.                                                           3,634
        56,200 Corn Products International, Inc.                                                    1,797
           900 Delta & Pine Land Co.                                                                   37
                                                                                          ---------------
                                                                                                    5,468
                                                                                          ---------------
               BREWERS (0.1%)
        25,700 Molson Coors Brewing Co. "B"                                                         2,170
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.0%)
         1,200 MGP Ingredients, Inc.                                                                   24
                                                                                          ---------------
               DRUG RETAIL (0.1%)
        28,800 CVS Corp.                                                                              905
         3,800 Longs Drug Stores Corp.                                                                175
         6,700 Walgreen Co.                                                                           299
                                                                                          ---------------
                                                                                                    1,379
                                                                                          ---------------
               FOOD RETAIL (0.3%)
       143,500 Kroger Co.                                                                           3,684
        49,800 Safeway, Inc.                                                                        1,722
         1,300 Weis Markets, Inc.                                                                      56
         1,200 Wild Oats Markets, Inc.*                                                                22
                                                                                          ---------------
                                                                                                    5,484
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.4%)
       119,000 Procter & Gamble Co.                                                                 7,555
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.4%)
       187,665 Wal-Mart Stores, Inc.                                                                9,064
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.0%)
        12,100 General Mills, Inc.                                                                    682
         2,600 Imperial Sugar Co.(a)                                                                   80
         2,300 J & J Snack Foods Corp.                                                                 91
            12 Kraft Foods, Inc. "A"                                                                    1
         1,700 Reddy Ice Holdings, Inc.                                                                46
                                                                                          ---------------
                                                                                                      900
                                                                                          ---------------
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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               PERSONAL PRODUCTS (0.1%)
        49,425 Estee Lauder Companies, Inc. "A"                                             $       2,366
         1,800 NBTY, Inc.*                                                                             88
                                                                                          ---------------
                                                                                                    2,454
                                                                                          ---------------
               SOFT DRINKS (0.4%)
        19,100 Coca-Cola Co.                                                                          891
        69,000 Pepsi Bottling Group, Inc.                                                           2,139
        70,100 PepsiCo, Inc.                                                                        4,427
                                                                                          ---------------
                                                                                                    7,457
                                                                                          ---------------
               TOBACCO (0.6%)
        63,300 Altria Group, Inc.                                                                   5,335
        84,215 Loews Corp. - Carolina Group                                                         6,066
                                                                                          ---------------
                                                                                                   11,401
                                                                                          ---------------
               Total Consumer Staples                                                              53,356
                                                                                          ---------------

               ENERGY (3.0%)
               -------------
               COAL & CONSUMABLE FUELS (0.0%)
         3,400 Alpha Natural Resources, Inc.*                                                          49
                                                                                          ---------------
               INTEGRATED OIL & GAS (1.7%)
       140,240 Chevron Corp.                                                                        9,622
        60,484 ConocoPhillips                                                                       3,957
       187,100 Exxon Mobil Corp.                                                                   13,411
        72,300 Marathon Oil Corp.                                                                   6,561
                                                                                          ---------------
                                                                                                   33,551
                                                                                          ---------------
               OIL & GAS DRILLING (0.4%)
         5,500 Bronco Drilling Co., Inc.*                                                              83
        33,300 Grey Wolf, Inc.*                                                                       223
        65,200 Helmerich & Payne, Inc.                                                              1,773
         7,600 Hercules Offshore, Inc.*                                                               202
        70,100 Patterson-UTI Energy, Inc.                                                           1,563
        61,400 TODCO*(a)                                                                            2,092
        54,300 Unit Corp.*                                                                          2,658
                                                                                          ---------------
                                                                                                    8,594
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.1%)
         2,500 Basic Energy Services, Inc.*                                                            57
         3,000 Complete Production Services, Inc.*                                                     58
         9,700 Halliburton Co.                                                                        300
           800 Lufkin Industries, Inc.                                                                 43
         4,100 National-Oilwell Varco, Inc.*                                                          285
         9,300 Tidewater, Inc.                                                                        483
         2,100 Trico Marine Services, Inc.*                                                            76
                                                                                          ---------------
                                                                                                    1,302
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.2%)
        77,400 Anadarko Petroleum Corp.                                                             3,114
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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
         2,200 Apache Corp.                                                                 $         151
         1,400 Bill Barrett Corp.*                                                                     41
         4,200 Callon Petroleum Co.*                                                                   56
        16,600 Cimarex Energy Co.                                                                     579
         5,500 Devon Energy Corp.                                                                     361
         2,600 EXCO Resources, Inc.*                                                                   45
         5,600 Mariner Energy, Inc.*                                                                  104
         2,600 Newfield Exploration Co.*                                                              112
        10,100 St. Mary Land & Exploration Co.                                                        364
         1,000 Swift Energy Co.*                                                                       39
                                                                                          ---------------
                                                                                                    4,966
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.5%)
         1,800 Alon USA Energy, Inc.                                                                   51
         3,700 Delek US Holdings, Inc.                                                                 61
        79,300 Frontier Oil Corp.                                                                   2,343
        53,625 Sunoco, Inc.                                                                         3,460
        69,600 Valero Energy Corp.                                                                  4,013
                                                                                          ---------------
                                                                                                    9,928
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
        82,000 El Paso Corp.                                                                        1,179
                                                                                          ---------------
               Total Energy                                                                        59,569
                                                                                          ---------------

               FINANCIALS (5.2%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
        11,500 Bank of New York Co., Inc.                                                             467
        21,600 Franklin Resources, Inc.                                                             2,536
        14,800 Northern Trust Corp.                                                                   892
                                                                                          ---------------
                                                                                                    3,895
                                                                                          ---------------
               CONSUMER FINANCE (0.3%)
         7,100 Advance America, Cash Advance Centers, Inc.                                             97
           500 Advanta Corp.                                                                           21
         7,200 American Express Co.                                                                   410
         2,100 Cash America International, Inc.                                                        85
         3,000 EZCORP, Inc. "A"*                                                                       45
        65,650 First Marblehead Corp.(a)                                                            2,963
        38,600 SLM Corp.                                                                            1,645
         1,400 United PanAm Financial Corp.*                                                           17
         2,300 World Acceptance Corp.*                                                                 94
                                                                                          ---------------
                                                                                                    5,377
                                                                                          ---------------
               DIVERSIFIED BANKS (0.3%)
         6,300 U.S. Bancorp                                                                           225
        18,800 Wachovia Corp.                                                                       1,041
       155,000 Wells Fargo & Co.                                                                    5,378
                                                                                          ---------------
                                                                                                    6,644
                                                                                          ---------------
               INSURANCE BROKERS (0.0%)
        10,600 Arthur J. Gallagher & Co.                                                              303

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
         1,100 National Financial Partners Corp.                                            $          51
                                                                                          ---------------
                                                                                                      354
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (1.4%)
        52,300 A.G. Edwards, Inc.                                                                   3,358
        24,500 Goldman Sachs Group, Inc.                                                            4,939
        55,520 Lehman Brothers Holdings, Inc.                                                       4,070
        69,000 Merrill Lynch & Co., Inc.                                                            5,774
       124,600 Morgan Stanley                                                                       9,335
         5,100 optionsXpress Holdings, Inc.                                                           118
        12,400 TradeStation Group, Inc.*                                                              147
                                                                                          ---------------
                                                                                                   27,741
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.4%)
         2,100 Delphi Financial Group, Inc. "A"                                                        83
        58,800 MetLife, Inc.                                                                        3,713
         2,400 Phoenix Companies, Inc.                                                                 34
         9,800 Principal Financial Group, Inc.                                                        597
        41,700 Prudential Financial, Inc.                                                           3,792
         2,800 StanCorp Financial Group, Inc.                                                         135
         5,000 Torchmark Corp.                                                                        320
                                                                                          ---------------
                                                                                                    8,674
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.7%)
        11,100 American Financial Group, Inc.                                                         389
        40,500 American International Group, Inc.                                                   2,718
        25,900 Assurant, Inc.                                                                       1,384
        22,900 Genworth Financial, Inc. "A"                                                           810
        17,100 Hartford Financial Services Group, Inc.                                              1,617
        22,300 HCC Insurance Holdings, Inc.                                                           699
       124,500 Loews Corp.                                                                          5,408
                                                                                          ---------------
                                                                                                   13,025
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.0%)
         8,400 Compass Diversified Trust                                                              144
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
       140,600 Bank of America Corp.                                                                7,152
       152,500 Citigroup, Inc.                                                                      7,686
       114,100 JPMorgan Chase & Co.                                                                 5,637
                                                                                          ---------------
                                                                                                   20,475
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.4%)
        36,900 Allstate Corp.                                                                       2,216
         2,900 CNA Financial Corp.*                                                                   119
         1,600 Philadelphia Consolidated Holding Corp.*                                                73
         1,900 Safeco Corp.                                                                           127
         3,100 Safety Insurance Group, Inc.                                                           132
        45,450 Travelers Companies, Inc.                                                            2,313
        69,100 W.R. Berkley Corp.                                                                   2,253
                                                                                          ---------------
                                                                                                    7,233
                                                                                          ---------------
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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               REGIONAL BANKS (0.1%)
         3,000 BOK Financial Corp.                                                          $         150
         2,300 Center Financial Corp.                                                                  50
         1,800 First State Bancorporation                                                              40
         1,600 Hancock Holding Co.                                                                     71
        28,600 PNC Financial Services Group, Inc.                                                   2,097
         1,650 Preferred Bank                                                                          68
        10,900 Synovus Financial Corp.                                                                353
         3,900 Wilshire Bancorp, Inc.                                                                  67
                                                                                          ---------------
                                                                                                    2,896
                                                                                          ---------------
               REINSURANCE (0.1%)
         1,900 Max Re Capital Ltd.                                                                     46
        27,800 Reinsurance Group of America, Inc.                                                   1,587
         2,100 Transatlantic Holdings, Inc.                                                           139
                                                                                          ---------------
                                                                                                    1,772
                                                                                          ---------------
               SPECIALIZED FINANCE (0.0%)
         1,000 International Securities Exchange Holdings, Inc.                                        46
         4,500 Portfolio Recovery Associates, Inc.*                                                   198
                                                                                          ---------------
                                                                                                      244
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.3%)
         1,050 City Bank                                                                               33
         4,500 Clayton Holdings, Inc.*                                                                100
         2,900 Corus Bankshares, Inc.                                                                  54
        49,000 Countrywide Financial Corp.                                                          1,876
         2,200 Fannie Mae(c)(+)                                                                       125
         9,700 Freddie Mac(c)(+)                                                                      622
        55,000 Washington Mutual, Inc.                                                              2,369
                                                                                          ---------------
                                                                                                    5,179
                                                                                          ---------------
               Total Financials                                                                   103,653
                                                                                          ---------------

               HEALTH CARE (5.3%)
               ------------------
               BIOTECHNOLOGY (0.6%)
         5,900 Alkermes, Inc.*                                                                         97
         2,300 Alnylam Pharmaceuticals, Inc.*                                                          43
        69,300 Amgen, Inc.*                                                                         4,453
        17,100 Biogen Idec, Inc.*                                                                     773
        22,077 Celgene Corp.*                                                                       1,177
        33,700 Cephalon, Inc.*(a)                                                                   2,396
         6,000 Coley Pharmaceutical Group, Inc.*(a)                                                    56
         2,100 Cubist Pharmaceuticals, Inc.*                                                           42
         2,900 Digene Corp.*                                                                          137
         6,100 Genzyme Corp.*                                                                         377
        65,300 ImClone Systems, Inc.*(a)                                                            1,881
         1,800 OSI Pharmaceuticals, Inc.*                                                              62
         4,800 Savient Pharmaceuticals, Inc.*                                                          65
         4,500 Trimeris, Inc.*                                                                         52

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
         2,800 United Therapeutics Corp.*                                                   $         157
                                                                                          ---------------
                                                                                                   11,768
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.4%)
        61,700 AmerisourceBergen Corp.                                                              3,250
       102,300 McKesson Corp.                                                                       5,704
                                                                                          ---------------
                                                                                                    8,954
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.4%)
         4,300 Arthrocare Corp.*                                                                      156
        29,100 Baxter International, Inc.                                                           1,455
        37,200 Becton, Dickinson & Co.                                                              2,827
        22,300 Edwards Lifesciences Corp.*                                                          1,125
         1,500 Foxhollow Technologies, Inc.*                                                           34
         1,900 Greatbatch, Inc.*                                                                       49
         2,400 Intralase Corp.*                                                                        59
        12,700 Kinetic Concepts, Inc.*                                                                624
         3,200 Kyphon, Inc.*                                                                          144
         9,700 Medtronic, Inc.                                                                        489
         4,700 Mentor Corp.                                                                           226
         1,700 Palomar Medical Technologies, Inc.*                                                     70
         2,800 Quidel Corp.*                                                                           30
         2,000 SurModics, Inc.*(a)                                                                     74
                                                                                          ---------------
                                                                                                    7,362
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.0%)
         1,800 Medcath Corp.*                                                                          52
                                                                                          ---------------
               HEALTH CARE SERVICES (0.0%)
         3,600 AMN Healthcare Services, Inc.*                                                         100
         1,200 inVentiv Health, Inc.*                                                                  44
                                                                                          ---------------
                                                                                                      144
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.0%)
         5,900 Bausch & Lomb, Inc.                                                                    308
         5,100 Immucor Corp.*                                                                         152
         2,000 LifeCell Corp.*                                                                         48
         1,100 West Pharmaceutical Services, Inc.                                                      50
                                                                                          ---------------
                                                                                                      558
                                                                                          ---------------
               HEALTH CARE TECHNOLOGY (0.1%)
         6,700 Allscripts Healthcare Solutions, Inc.*                                                 181
         6,400 Cerner Corp.*                                                                          334
         3,300 Eclipsys Corp.*                                                                         69
        10,400 IMS Health, Inc.                                                                       300
         2,300 Omnicell, Inc.*                                                                         45
         8,200 Phase Forward, Inc.*                                                                   109
         3,300 Vital Images, Inc.*                                                                    113
                                                                                          ---------------
                                                                                                    1,151
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.3%)
         2,300 Affymetrix, Inc.*                                                                       59

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
        61,800 Applera Corp. - Applied Biosystems Group                                     $       1,908
         6,700 Charles River Laboratories International, Inc.*                                        307
        17,300 eResearch Technology, Inc.*                                                            123
         2,600 Illumina, Inc.*                                                                         87
        12,800 Invitrogen Corp.*                                                                      810
         1,700 Kendle International, Inc.*                                                             59
         3,500 Parexel International Corp.*                                                           119
         2,000 PRA International*                                                                      40
        47,200 Thermo Fisher Scientific, Inc.*                                                      2,137
         3,200 Ventana Medical Systems, Inc.*                                                         129
                                                                                          ---------------
                                                                                                    5,778
                                                                                          ---------------
               MANAGED HEALTH CARE (1.7%)
       207,685 Aetna, Inc.                                                                          9,194
         5,700 AMERIGROUP Corp.*                                                                      189
         4,800 Centene Corp.*                                                                         116
        41,100 Coventry Health Care, Inc.                                                           2,237
        21,800 Health Net, Inc.*                                                                    1,166
        11,000 Healthspring, Inc.*                                                                    232
        65,600 Humana, Inc.*                                                                        3,925
         5,700 Molina Healthcare, Inc.*                                                               178
       171,480 UnitedHealth Group, Inc.                                                             8,951
         6,200 WellCare Health Plans, Inc.*                                                           509
        81,400 WellPoint, Inc.*                                                                     6,462
                                                                                          ---------------
                                                                                                   33,159
                                                                                          ---------------
               PHARMACEUTICALS (1.8%)
         9,200 Abbott Laboratories                                                                    503
         1,100 Adams Respiratory Therapeutics, Inc.*                                                   40
         3,800 Alpharma, Inc.                                                                         100
        31,500 Barr Pharmaceuticals, Inc.*                                                          1,669
        48,200 Endo Pharmaceuticals Holdings, Inc.*                                                 1,504
        46,100 Forest Laboratories, Inc.*                                                           2,386
       135,600 Johnson & Johnson                                                                    8,550
         2,800 K-V Pharmaceutical Co. "A"*                                                             69
       204,600 King Pharmaceuticals, Inc.*                                                          3,816
         7,700 Medicines Co.*                                                                         208
         4,800 Medicis Pharmaceutical Corp. "A"                                                       175
        71,000 Merck & Co., Inc.                                                                    3,135
         3,500 MGI Pharma, Inc.*                                                                       74
       145,000 Mylan Laboratories, Inc.(a)                                                          3,070
         5,700 Noven Pharmaceuticals, Inc.*                                                           140
       254,400 Pfizer, Inc.                                                                         6,350
         3,400 Salix Pharmaceuticals Ltd.*                                                             48
       145,300 Schering-Plough Corp.                                                                3,412
         7,400 Sciele Pharma, Inc.*                                                                   170
         6,200 Sepracor, Inc.*                                                                        326
        13,400 Viropharma, Inc.*                                                                      214
        13,400 Watson Pharmaceuticals, Inc.*                                                          353

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
         1,900 Xenoport, Inc.*                                                              $          49
                                                                                          ---------------
                                                                                                   36,361
                                                                                          ---------------
               Total Health Care                                                                  105,287
                                                                                          ---------------

               INDUSTRIALS (4.0%)
               ------------------
               AEROSPACE & DEFENSE (0.9%)
         3,300 Armor Holdings, Inc.*                                                                  210
        53,300 Boeing Co.                                                                           4,652
         3,500 Ceradyne, Inc.*                                                                        181
         2,600 DynCorp International, Inc.*                                                            43
        63,700 Honeywell International, Inc.                                                        2,958
        28,800 L-3 Communications Holdings, Inc.                                                    2,508
        39,800 Lockheed Martin Corp.                                                                3,872
         6,400 Northrop Grumman Corp.                                                                 460
        56,600 Raytheon Co.                                                                         3,031
         7,800 United Technologies Corp.                                                              512
                                                                                          ---------------
                                                                                                   18,427
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.3%)
         8,000 ABX Air, Inc.*                                                                          59
        39,400 FedEx Corp.                                                                          4,499
         3,700 United Parcel Service, Inc. "B"                                                        260
                                                                                          ---------------
                                                                                                    4,818
                                                                                          ---------------
               AIRLINES (0.2%)
        29,100 Alaska Air Group, Inc.*                                                              1,193
        44,600 AMR Corp.*(a)                                                                        1,520
        16,200 Continental Airlines, Inc.*                                                            642
        16,900 ExpressJet Holdings, Inc.*                                                             122
         3,800 SkyWest, Inc.                                                                           97
                                                                                          ---------------
                                                                                                    3,574
                                                                                          ---------------
               BUILDING PRODUCTS (0.0%)
         3,400 American Woodmark Corp.                                                                135
         5,200 Insteel Industries, Inc.                                                                96
         3,000 PW Eagle, Inc.                                                                          99
                                                                                          ---------------
                                                                                                      330
                                                                                          ---------------
               COMMERCIAL PRINTING (0.0%)
         1,500 Consolidated Graphics, Inc.*                                                           107
         1,195 Idearc, Inc.                                                                            41
         9,600 R.R. Donnelley & Sons Co.                                                              347
                                                                                          ---------------
                                                                                                      495
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.1%)
        34,300 Foster Wheeler Ltd.*                                                                 1,896
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
         2,500 Accuride Corp.*                                                                         34
        15,300 Caterpillar, Inc.                                                                      986
        29,100 Cummins, Inc.                                                                        3,919

12

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==================--------------------------------------------------------------
                        of INVESTMENTS


USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
         1,000 FreightCar America, Inc.                                                     $          50
        19,000 Manitowoc, Inc.                                                                      1,115
        53,500 Terex Corp.*                                                                         3,522
         4,100 Westinghouse Air Brake Technologies Corp.                                              132
                                                                                          ---------------
                                                                                                    9,758
                                                                                          ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.0%)
           900 AMREP Corp.(a)                                                                          81
        24,800 Avis Budget Group, Inc.*                                                               660
                                                                                          ---------------
                                                                                                      741
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
         1,500 Acuity Brands, Inc.                                                                     83
         3,300 General Cable Corp.*                                                                   165
         1,400 Genlyte Group, Inc.*                                                                    97
         2,900 Lamson & Sessions Co.*                                                                  88
         1,400 Regal-Beloit Corp.                                                                      63
                                                                                          ---------------
                                                                                                      496
                                                                                          ---------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.2%)
         4,400 Administaff, Inc.                                                                      156
         1,700 Heidrick & Struggles International, Inc.*                                               78
         4,300 Kelly Services, Inc.                                                                   132
         3,100 Kforce, Inc.*                                                                           42
         2,700 Korn/Ferry International*                                                               63
         5,400 Labor Ready, Inc.*                                                                      99
        45,800 Manpower, Inc.                                                                       3,403
         6,900 Spherion Corp.*                                                                         61
         1,300 Watson Wyatt Worldwide, Inc.                                                            63
                                                                                          ---------------
                                                                                                    4,097
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.6%)
         4,500 3M Co.                                                                                 333
       258,400 General Electric Co.                                                                 9,023
        32,400 McDermott International, Inc.*                                                       1,562
        13,700 Tyco International Ltd.                                                                423
                                                                                          ---------------
                                                                                                   11,341
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.4%)
         2,300 Barnes Group, Inc.                                                                      51
         4,100 Danaher Corp.                                                                          294
        49,900 Dover Corp.                                                                          2,385
         8,300 Eaton Corp.                                                                            672
         2,000 EnPro Industries, Inc.*                                                                 76
        42,300 Gardner Denver, Inc.*                                                                1,433
           700 Kaydon Corp.                                                                            30
         5,400 Lincoln Electric Holdings, Inc.                                                        337
         1,300 Nordson Corp.                                                                           63
        33,300 Parker-Hannifin Corp.                                                                2,744
         2,200 RBC Bearings, Inc.*                                                                     72
                                                                                          ---------------
                                                                                                    8,157
                                                                                          ---------------

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==================--------------------------------------------------------------
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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               MARINE (0.0%)
         4,000 American Commercial Lines, Inc.*                                             $         144
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.1%)
         4,400 Avery Dennison Corp.                                                                   293
         5,700 ICT Group, Inc.*                                                                       154
         5,200 Knoll, Inc.                                                                            120
       115,500 Steelcase, Inc.                                                                      2,243
                                                                                          ---------------
                                                                                                    2,810
                                                                                          ---------------
               RAILROADS (0.5%)
       144,400 CSX Corp.                                                                            5,439
        26,500 Norfolk Southern Corp.                                                               1,256
        33,100 Union Pacific Corp.                                                                  3,265
                                                                                          ---------------
                                                                                                    9,960
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.1%)
         3,000 Applied Industrial Technologies, Inc.                                                   72
         2,400 Houston Wire & Cable Co.*                                                               59
        19,100 WESCO International, Inc.*                                                           1,275
                                                                                          ---------------
                                                                                                    1,406
                                                                                          ---------------
               TRUCKING (0.1%)
         5,600 Celadon Group, Inc.*                                                                   100
         1,500 Old Dominion Freight Line, Inc.*                                                        47
        26,100 Ryder System, Inc.                                                                   1,342
           800 Saia, Inc.*                                                                             22
                                                                                          ---------------
                                                                                                    1,511
                                                                                          ---------------
               Total Industrials                                                                   79,961
                                                                                          ---------------

               INFORMATION TECHNOLOGY (5.7%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
         1,900 Ansoft Corp.*                                                                           59
         9,100 Autodesk, Inc.*                                                                        374
         1,500 Hyperion Solutions Corp.*                                                               64
         9,600 Intuit, Inc.*                                                                          283
         3,700 Opnet Technologies, Inc.*                                                               52
         4,200 Quest Software, Inc.*                                                                   69
         4,600 Sonic Solutions, Inc.*                                                                  67
         3,700 SPSS, Inc.*                                                                            128
         3,100 Synchronoss Technologies, Inc.*                                                         56
        79,400 Synopsys, Inc.*                                                                      2,031
                                                                                          ---------------
                                                                                                    3,183
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.5%)
         8,800 Arris Group, Inc.*                                                                     116
         1,500 Blue Coat Systems, Inc.*                                                                48
         3,400 C-COR, Inc.*                                                                            46
       152,300 Cisco Systems, Inc.*                                                                 3,951
         1,400 Commscope, Inc.*                                                                        54

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==================--------------------------------------------------------------
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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
         1,300 Comtech Telecommunications Corp.*                                            $          45
        13,800 Corning, Inc.*                                                                         285
         9,600 Emulex Corp.*                                                                          172
         3,200 Foundry Networks, Inc.*                                                                 47
        42,050 Harris Corp.                                                                         2,064
         2,300 Inter-Tel, Inc.                                                                         53
         4,500 Interdigital Communications Corp.*                                                     156
        84,700 Motorola, Inc.                                                                       1,569
         2,300 Packeteer, Inc.*                                                                        27
         1,400 Polycom, Inc.*                                                                          45
        14,700 QUALCOMM, Inc.                                                                         592
         3,300 Radyne Corp.*                                                                           32
        11,300 UTStarcom, Inc.*(a)                                                                    104
                                                                                          ---------------
                                                                                                    9,406
                                                                                          ---------------
               COMPUTER HARDWARE (1.2%)
        37,900 Apple, Inc.*                                                                         3,207
       158,300 Dell, Inc.*                                                                          3,617
       226,300 Hewlett-Packard Co.                                                                  8,912
        80,700 International Business Machines Corp.                                                7,506
         2,000 Palm, Inc.*                                                                             33
                                                                                          ---------------
                                                                                                   23,275
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.5%)
        14,400 Brocade Communications Systems, Inc.*                                                  130
         4,800 Komag, Inc.*                                                                           163
        40,100 Lexmark International, Inc. "A"*                                                     2,429
        90,400 Seagate Technology                                                                   2,432
       260,900 Western Digital Corp.*                                                               5,001
                                                                                          ---------------
                                                                                                   10,155
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
        22,100 Computer Sciences Corp.*                                                             1,170
         2,000 CSG Systems International, Inc.*                                                        49
       139,700 Electronic Data Systems Corp.                                                        3,915
        41,000 Fiserv, Inc.*                                                                        2,171
        55,300 Hewitt Associates, Inc.*                                                             1,660
         7,300 Paychex, Inc.                                                                          297
                                                                                          ---------------
                                                                                                    9,262
                                                                                          ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
        45,800 AVX Corp.                                                                              700
         7,100 Cogent, Inc.*                                                                           80
         5,800 Coherent, Inc.*                                                                        174
           900 Itron, Inc.*                                                                            58
           600 Rogers Corp.*                                                                           29
         4,400 Tektronix, Inc.                                                                        126
        68,000 Vishay Intertechnology, Inc.*                                                          969
                                                                                          ---------------
                                                                                                    2,136
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
         2,400 CTS Corp.                                                                               32

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
        78,100 Jabil Circuit, Inc.                                                          $       2,087
         1,800 Park Electrochemical Corp.                                                              50
         1,700 Plexus Corp.*                                                                           28
         1,200 Radisys Corp.*                                                                          19
       572,600 Solectron Corp.*                                                                     1,844
        15,500 TTM Technologies, Inc.*                                                                176
                                                                                          ---------------
                                                                                                    4,236
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.3%)
         5,700 Aquantive, Inc.*                                                                       145
         1,600 Dealertrack Holdings, Inc.*                                                             46
         1,900 Digital River, Inc.*                                                                   105
        15,300 Earthlink, Inc.*                                                                       109
         9,600 eBay, Inc.*                                                                            308
         8,800 Google, Inc. "A"*                                                                    3,955
         4,900 Infospace, Inc.*                                                                       112
         1,700 J2 Global Communications, Inc.*                                                         41
         1,700 Knot, Inc.*                                                                             40
         3,300 Loopnet, Inc.*                                                                          55
        17,500 RealNetworks, Inc.*                                                                    143
         1,300 Savvis, Inc.*                                                                           56
         7,900 United Online, Inc.                                                                    104
         4,900 VeriSign, Inc.*                                                                        124
         3,400 Websense, Inc.*                                                                         77
                                                                                          ---------------
                                                                                                    5,420
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.1%)
        59,500 Accenture Ltd. "A"                                                                   2,124
           800 CACI International, Inc.*                                                               37
         2,300 Integral Systems, Inc.                                                                  57
         1,900 ManTech International Corp. "A"*                                                        66
         2,200 SI International, Inc.*                                                                 62
         6,300 Sykes Enterprises, Inc.*                                                               101
                                                                                          ---------------
                                                                                                    2,447
                                                                                          ---------------
               OFFICE ELECTRONICS (0.2%)
       265,800 Xerox Corp.*                                                                         4,590
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.3%)
         2,300 Advanced Energy Industries, Inc.*                                                       46
         7,600 Amkor Technology, Inc.*                                                                 88
       140,000 Applied Materials, Inc.                                                              2,600
         1,800 Cabot Microelectronics Corp.*                                                           59
         3,200 Cymer, Inc.*                                                                           133
         7,600 Eagle Test Systems, Inc.*                                                              134
         1,200 Formfactor, Inc.*                                                                       51
         3,000 Intevac, Inc.*                                                                          82
        46,900 LAM Research Corp.*                                                                  2,095
         9,800 Mattson Technology, Inc.*                                                               86
         5,800 MEMC Electronic Materials, Inc.*                                                       299
         2,000 MKS Instruments, Inc.*                                                                  48
         8,600 Photronics, Inc.*                                                                      133

16

P O R T F O L I O
==================--------------------------------------------------------------
                        of INVESTMENTS


USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
         1,200 Tessera Technologies, Inc.*                                                  $          49
         3,400 Varian Semiconductor Equipment Associates, Inc.*                                       162
                                                                                          ---------------
                                                                                                    6,065
                                                                                          ---------------
               SEMICONDUCTORS (0.8%)
        36,900 Analog Devices, Inc.                                                                 1,338
       260,500 Atmel Corp.*                                                                         1,443
         3,500 Exar Corp.*                                                                             47
        77,500 Fairchild Semiconductor International, Inc.*                                         1,450
        68,300 Integrated Device Technology, Inc.*                                                  1,108
       312,700 Intel Corp.                                                                          6,207
       326,100 Micron Technology, Inc.*                                                             3,867
        22,700 ON Semiconductor Corp.*                                                                223
         5,900 RF Micro Devices, Inc.*                                                                 47
         6,100 Silicon Image, Inc.*                                                                    54
         1,600 Standard Microsystems Corp.*                                                            46
        28,300 Texas Instruments, Inc.                                                                876
         6,100 Zoran Corp.*                                                                           100
                                                                                          ---------------
                                                                                                   16,806
                                                                                          ---------------
               SYSTEMS SOFTWARE (0.8%)
       161,841 BMC Software, Inc.*                                                                  4,994
           700 Macrovision Corp.*                                                                      17
       388,100 Microsoft Corp.                                                                     10,933
           500 MicroStrategy, Inc.*                                                                    63
        48,600 Oracle Corp.*                                                                          799
                                                                                          ---------------
                                                                                                   16,806
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.0%)
         2,800 Global Imaging Systems, Inc.*                                                           56
        14,700 Tech Data Corp.*                                                                       548
                                                                                          ---------------
                                                                                                      604
                                                                                          ---------------
               Total Information Technology                                                       114,391
                                                                                          ---------------

               MATERIALS (1.0%)
               ----------------
               ALUMINUM (0.1%)
        74,500 Alcoa, Inc.                                                                          2,489
                                                                                          ---------------
               COMMODITY CHEMICALS (0.0%)
         2,200 Georgia Gulf Corp.                                                                      42
         5,000 Pioneer Companies, Inc.*                                                               155
        13,500 Westlake Chemical Corp.                                                                402
                                                                                          ---------------
                                                                                                      599
                                                                                          ---------------
               CONSTRUCTION MATERIALS (0.0%)
         2,600 Headwaters, Inc.*                                                                       61
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.3%)
        27,100 Ashland, Inc.                                                                        1,777
        43,500 Dow Chemical Co.                                                                     1,905
         5,700 FMC Corp.                                                                              420

                                                                              17

P O R T F O L I O
==================--------------------------------------------------------------
                        of INVESTMENTS


USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
        13,000 PPG Industries, Inc.                                                         $         861
                                                                                          ---------------
                                                                                                    4,963
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.2%)
        45,700 Freeport-McMoRan Copper & Gold, Inc. "B"                                             2,624
        16,100 Phelps Dodge Corp.                                                                   2,011

                                                                                          ---------------
                                                                                                    4,635
                                                                                          ---------------
               PAPER PRODUCTS (0.0%)
         3,200 International Paper Co.                                                                115
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.1%)
         5,800 Albemarle Corp.                                                                        475
        10,700 Rohm & Haas Co.                                                                        566
         4,600 Valspar Corp.                                                                          125
         2,700 W.R. Grace & Co.*                                                                       66
                                                                                          ---------------
                                                                                                    1,232
                                                                                          ---------------
               STEEL (0.3%)
         8,300 AK Steel Holding Corp.*                                                                192
        18,500 Carpenter Technology Corp.                                                           2,193
         4,200 Chaparral Steel Co.                                                                    209
         1,500 Cleveland-Cliffs, Inc.                                                                  85
        51,900 Commercial Metals Co.                                                                1,429
        38,100 Nucor Corp.                                                                          2,319
         1,500 Quanex Corp.                                                                            59
                                                                                          ---------------
                                                                                                    6,486
                                                                                          ---------------
               Total Materials                                                                     20,580
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.8%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
       228,497 AT&T, Inc.                                                                           8,409
        17,400 CenturyTel, Inc.                                                                       778
         4,200 CT Communications, Inc.                                                                 99
         3,700 Eschelon Telecom, Inc.*                                                                 88
       235,100 Qwest Communications International, Inc.*                                            2,088
        92,300 Verizon Communications, Inc.                                                         3,455
                                                                                          ---------------
                                                                                                   14,917
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
         3,500 ALLTEL Corp.                                                                           212
        10,400 Dobson Communications Corp. "A"*                                                        93
        21,800 Telephone & Data Systems, Inc.                                                       1,214
         5,300 United States Cellular Corp.*                                                          380
                                                                                          ---------------
                                                                                                    1,899
                                                                                          ---------------
               Total Telecommunication Services                                                    16,816

                                                                                          ---------------

               UTILITIES (1.0%)
               ----------------
               ELECTRIC UTILITIES (0.4%)
        25,980 Allegheny Energy, Inc.*                                                              1,228
        33,700 Edison International                                                                 1,581

18

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==================--------------------------------------------------------------
                        of INVESTMENTS


USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
        86,800 FirstEnergy Corp.                                                            $       5,431
                                                                                          ---------------
                                                                                                    8,240
                                                                                          ---------------
               GAS UTILITIES (0.0%)
        15,700 Energen Corp.                                                                          761
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
        53,057 Constellation Energy Group, Inc.                                                     4,174
        67,800 Mirant Corp.*                                                                        2,526
         5,000 NRG Energy, Inc.*                                                                      331
                                                                                          ---------------
                                                                                                    7,031
                                                                                          ---------------
               MULTI-UTILITIES (0.2%)
         4,400 Ameren Corp.                                                                           230
         3,500 DTE Energy Co.                                                                         162
        24,200 OGE Energy Corp.                                                                       934
        28,600 PG&E Corp.                                                                           1,328
        71,200 PNM Resources, Inc.                                                                  2,176
                                                                                          ---------------
                                                                                                    4,830
                                                                                          ---------------
               Total Utilities                                                                     20,862
                                                                                          ---------------
               Total Common Stocks (cost: $591,185)                                               639,068
                                                                                          ---------------

   PRINCIPAL
   AMOUNT
   $(000)/
   SHARES
               PREFERRED SECURITIES (0.4%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
        35,000 Dairy Farmers of America, Inc., 7.875%, cumulative redeemable, perpetual(d)          3,650
                                                                                          ---------------

               FINANCIALS (0.2%)
               -----------------
               REINSURANCE (0.1%)
        45,000 Endurance Specialty Holdings Ltd., Series A, 7.75%, non-cumulative,
               perpetual(a)                                                                         1,189
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.1%)
        80,000 Countrywide Capital V, 7.00%, cumulative                                             1,972
                                                                                          ---------------
               Total Financials                                                                     3,161
                                                                                          ---------------
               Total Preferred Securities (cost: $6,649)                                            6,811
                                                                                          ---------------

                                                                              19

P O R T F O L I O
==================--------------------------------------------------------------
                        of INVESTMENTS


USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               EXCHANGE-TRADED FUNDS (7.3%)
        37,600 iShares Russell 1000 Index Fund                                               $      2,897
     1,017,518 iShares S&P 500 Index Fund(a)                                                      143,775
                                                                                          ---------------
               Total Exchange-Traded Funds (cost: $133,982)                                       146,672
                                                                                          ---------------
               Total U.S. Equity Securities (cost: $731,816)                                      792,551
                                                                                          ---------------

               INTERNATIONAL EQUITY SECURITIES (30.3%)
               COMMON STOCKS (27.5%)

               CONSUMER DISCRETIONARY (3.8%)
               -----------------------------
               ADVERTISING (0.2%)
       283,670 WPP Group plc                                                                        4,117
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
        52,630 LVMH Moet Hennessy Louis Vuitton S.A.                                                5,832
                                                                                          ---------------
               APPAREL RETAIL (0.4%)
       471,000 Esprit Holdings Ltd.                                                                 4,907
        66,430 Next plc                                                                             2,665
                                                                                          ---------------
                                                                                                    7,572
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.4%)
        63,100 Aisin Seiki Co. Ltd.                                                                 2,180
        28,700 Autoliv, Inc.                                                                        1,637
        13,513 Continental AG                                                                       1,687
        76,900 JTEKT Corp.                                                                          1,357
                                                                                          ---------------
                                                                                                    6,861
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.6%)
        25,630 Bayerische Motoren Werke AG                                                          1,489
       139,200 Fiat S.p.A.*                                                                         3,301
       337,000 Mazda Motor Corp.                                                                    1,987
        82,900 Toyota Motor Corp.                                                                   5,615
                                                                                          ---------------
                                                                                                   12,392
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.1%)
        70,400 Shaw Communications, Inc.                                                            2,418
                                                                                          ---------------
               CASINOS & GAMING (0.3%)
       315,992 Ladbrokes plc                                                                        2,505
       343,180 William Hill plc                                                                     4,270
                                                                                          ---------------
                                                                                                    6,775
                                                                                          ---------------
               DEPARTMENT STORES (0.2%)
        31,700 PPR                                                                                  4,770
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.3%)
        48,800 Lawson, Inc.(a)                                                                      1,871

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
       134,800 Seven & I Holdings Co., Ltd.(a)                                               $       4,326
                                                                                           ---------------
                                                                                                     6,197
                                                                                           ---------------
               HOMEBUILDING (0.3%)
        77,100 Barratt Developments plc                                                              1,784
         9,700 Bellway plc                                                                             282
        57,200 Bovis Homes Group plc                                                                 1,169
       343,000 Haseko Corp.*                                                                         1,318
       150,000 Sekisui Chemical Co. Ltd.                                                             1,238
                                                                                           ---------------
                                                                                                     5,791
                                                                                           ---------------
               LEISURE PRODUCTS (0.1%)
         5,100 Nintendo Co. Ltd.                                                                     1,357
                                                                                           ---------------
               MOTORCYCLE MANUFACTURERS (0.1%)
        61,900 Yamaha Motor Co. Ltd.                                                                 1,840
                                                                                           ---------------
               MOVIES & ENTERTAINMENT (0.2%)
       121,520 Vivendi S.A.                                                                          4,800
                                                                                           ---------------
               PHOTOGRAPHIC PRODUCTS (0.1%)
        71,900 AGFA-Gevaert N.V.                                                                     1,602
                                                                                           ---------------
               PUBLISHING (0.1%)
        74,600 Wolters Kluwer N.V.                                                                   2,258
                                                                                           ---------------
               TEXTILES (0.0%)
        91,000 Toyobo Co. Ltd.                                                                         291
                                                                                           ---------------
               TIRES & RUBBER (0.1%)
        75,300 Bridgestone Corp.                                                                     1,583
                                                                                           ---------------
               Total Consumer Discretionary                                                         76,456
                                                                                           ---------------

               CONSUMER STAPLES (2.6%)
               ----------------------
               AGRICULTURAL PRODUCTS (0.2%)
     3,070,000 Pan Fish ASA*                                                                         3,754
                                                                                           ---------------
               BREWERS (0.2%)
        39,850 Carlsberg A/S                                                                         4,119
                                                                                           ---------------
               DISTILLERS & VINTNERS (0.4%)
       213,050 Diageo plc                                                                            4,203
        20,098 Pernod Ricard S.A.                                                                    4,149
                                                                                           ---------------
                                                                                                     8,352
                                                                                           ---------------
               FOOD DISTRIBUTORS (0.2%)
       490,300 Premier Foods plc                                                                     2,969
                                                                                           ---------------
               FOOD RETAIL (0.5%)
       552,200 Koninklijke Ahold  N.V.*                                                              5,525
       516,814 Tesco plc                                                                             4,385
                                                                                           ---------------
                                                                                                     9,910
                                                                                           ---------------

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS (0.4%)
       136,790 Reckitt Benckiser plc(e)                                                      $      7,117
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.4%)
        22,664 Nestle S.A.                                                                          8,442
                                                                                          ---------------
               PERSONAL PRODUCTS (0.3%)
       158,000 Kao Corp.                                                                            4,617
        17,370 L'Oreal S.A.                                                                         1,819
                                                                                          ---------------
                                                                                                    6,436
                                                                                          ---------------
               SOFT DRINKS (0.0%)
        18,500 Coca-Cola Hellenic Bottling Co., S.A.                                                  716
                                                                                          ---------------
               Total Consumer Staples                                                              51,815
                                                                                          ---------------

               ENERGY (1.9%)
               -------------
               INTEGRATED OIL & GAS (0.6%)
        70,200 ENI S.p.A.                                                                           2,151
        59,400 Gazprom OAO                                                                          2,419
        94,910 Royal Dutch Shell plc "A"                                                            3,080
        72,820 Total S.A.                                                                           4,916
                                                                                          ---------------
                                                                                                   12,566
                                                                                          ---------------
               OIL & GAS DRILLING (0.3%)
       107,400 Saipem S.p.A.                                                                        2,901
       146,600 Seadrill Ltd.*                                                                       2,266
                                                                                          ---------------
                                                                                                    5,167
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.3%)
        18,760 Aker Kvaerner ASA                                                                    2,178
        48,100 Fugro N.V.                                                                           2,252
        82,500 ProSafe ASA(a)                                                                       1,170
                                                                                          ---------------
                                                                                                    5,600
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.6%)
       504,070 BG Group plc                                                                         6,851
       353,700 BP plc                                                                               3,626
        31,900 NovaTek OAO                                                                          1,739
                                                                                          ---------------
                                                                                                   12,216
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.1%)
       138,000 TonenGeneral Sekiyu K.K.                                                             1,515
                                                                                          ---------------
               Total Energy                                                                        37,064
                                                                                          ---------------

               FINANCIALS (6.9%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
       178,700 Henderson Group plc                                                                    481
                                                                                          ---------------
               CONSUMER FINANCE (0.1%)
        76,000 Aeon Credit Service Co., Ltd.                                                        1,444
                                                                                          ---------------

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               DIVERSIFIED BANKS (2.7%)
        83,500 Banco Bilbao Vizcaya Argentaria S.A.                                          $      2,037
        91,900 Banco Bradesco S.A. ADR(a)                                                           3,381
       746,627 Banco Comercial Portugues, S.A.                                                      2,727
       313,590 Bangkok Bank Public Co. Ltd.                                                         1,042
       379,600 Barclays plc                                                                         5,517
        25,620 BNP Paribas S.A.                                                                     2,676
        49,900 Commerzbank AG                                                                       2,060
       124,500 Dexia                                                                                3,672
       849,431 FirstRand Ltd.                                                                       2,814
       383,000 Hokuhoku Financial Group, Inc.                                                       1,443
        93,060 HSBC Holdings plc                                                                    1,629
        25,193 Julius Baer Holding Ltd. "B"                                                         3,185
         5,583 Komercni Banka A.S.                                                                    913
       135,220 Northern Rock plc                                                                    3,012
     1,679,500 PT Bank Central Asia Tbk                                                               906
        99,800 Royal Bank of Canada                                                                 4,615
       146,750 Royal Bank of Scotland Group plc                                                     5,791
       977,000 Shinsei Bank Ltd.                                                                    5,231
        18,100 State Bank of India Ltd. GDR                                                         1,059
                                                                                          ---------------
                                                                                                   53,710
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (0.3%)
        97,375 UBS AG                                                                               5,772
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.2%)
       171,700 Amvescap plc                                                                         2,027
       113,100 Nomura Holdings, Inc.                                                                2,460
                                                                                          ---------------
                                                                                                    4,487
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.6%)
       306,750 AMP Ltd.                                                                             2,492
     1,764,900 Legal & General Group plc                                                            5,425
       343,600 Prudential plc                                                                       4,545
                                                                                          ---------------
                                                                                                   12,462
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.5%)
        27,930 Assicurazioni Generali S.p.A.                                                        1,200
       127,630 AXA S.A.                                                                             5,432
       472,200 Compagnia Assicuratrice Unipol S.p.A.                                                1,825
         6,600 Zurich Financial Services AG                                                         1,890
                                                                                          ---------------
                                                                                                   10,347
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
        18,660 ORIX Corp.                                                                           5,137
        80,010 Toronto-Dominion Bank                                                                4,782
                                                                                          ---------------
                                                                                                    9,919
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.3%)
        63,600 Axis Capital Holdings Ltd.                                                           2,150
       336,900 Insurance Australia Group Ltd.                                                       1,588

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
        66,505 QBE Insurance Group Ltd.                                                     $       1,677
                                                                                          ---------------
                                                                                                    5,415
                                                                                          ---------------
               REGIONAL BANKS (1.4%)
        57,900 Anglo Irish Bank                                                                     1,230
       227,337 Banca Intesa S.p.A.                                                                  1,656
       106,571 Credit Agricole S.A.                                                                 4,254
        16,950 Deutsche Postbank AG                                                                 1,425
        30,010 Erste Bank der oesterreichischen Sparkassen AG                                       2,230
       136,000 Gunma Bank, Ltd.                                                                       937
       108,400 Natixis                                                                              2,869
       488,000 Nishi Nippon City Bank Ltd.                                                          2,345
        67,248 OTP Bank Nyrt.                                                                       2,879
       820,310 UniCredito Italiano S.p.A.                                                           7,599
                                                                                          ---------------
                                                                                                   27,424
                                                                                          ---------------
               REINSURANCE (0.3%)
        15,000 PartnerRe Ltd.                                                                       1,042
        48,143 Swiss Re                                                                             4,108
                                                                                          ---------------
                                                                                                    5,150
                                                                                          ---------------
               Total Financials                                                                   136,611
                                                                                          ---------------

               HEALTH CARE (1.7%)
               ------------------
               HEALTH CARE EQUIPMENT (0.3%)
        19,800 Fresenius Medical Care AG                                                            2,804
        74,200 Getinge AB                                                                           1,538
         9,300 Synthes, Inc.                                                                        1,164
                                                                                          ---------------
                                                                                                    5,506
                                                                                          ---------------
               PHARMACEUTICALS (1.4%)
         5,060 Actelion Ltd.*                                                                       1,104
        20,700 Celesio AG                                                                           1,175
       283,610 GlaxoSmithKline plc                                                                  7,966
        40,470 Roche Holdings AG                                                                    7,219
        44,400 Sanofi-Aventis S.A.                                                                  3,775
        27,650 Stada Arzneimittel AG                                                                1,590
        86,900 Takeda Pharmaceutical Co., Ltd.                                                      5,974
                                                                                          ---------------
                                                                                                   28,803
                                                                                          ---------------
               Total Health Care                                                                   34,309
                                                                                          ---------------

               INDUSTRIALS (2.9%)
               ------------------
               AEROSPACE & DEFENSE (0.1%)
       138,730 Smiths Group plc                                                                     2,807
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.0%)
        14,740 TNT N.V.                                                                               634
                                                                                          ---------------
               AIRLINES (0.4%)
        61,400 Air France KLM                                                                       2,665
       247,400 British Airways plc*                                                                 2,607

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
       107,000 Deutsche Lufthansa AG                                                        $       2,897
                                                                                          ---------------
                                                                                                    8,169
                                                                                          ---------------
               BUILDING PRODUCTS (0.5%)
       203,000 Asahi Glass Co. Ltd.                                                                 2,712
        59,300 Compagnie De Saint Gobain                                                            5,525
        92,480 Persimmon plc                                                                        2,536
                                                                                          ---------------
                                                                                                   10,773
                                                                                          ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
       342,700 Invensys plc*                                                                        1,907
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
        65,430 Legrand S.A.                                                                         2,090
        10,100 Nexans S.A.                                                                          1,255
        61,600 Omron Corp.                                                                          1,727
        50,904 Schneider Electric S.A.                                                              6,184
                                                                                          ---------------
                                                                                                   11,256
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.3%)
         7,200 Aalberts Industries N.V.                                                               694
        54,400 Metso Corp.                                                                          2,700
       190,000 NTN Corp.                                                                            1,553
                                                                                          ---------------
                                                                                                    4,947
                                                                                          ---------------
               MARINE (0.2%)
       445,000 Nippon Yusen Kabushiki Kaisha                                                        3,514
                                                                                          ---------------
               RAILROADS (0.1%)
        38,330 Canadian National Railway Co.(a)                                                     1,675
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.5%)
       353,000 Itochu Corp.                                                                         3,402
     1,045,000 Li & Fung Ltd.                                                                       3,317
       120,000 Marubeni Corp.                                                                         753
       145,000 Mitsui & Co., Ltd.                                                                   2,608
                                                                                          ---------------
                                                                                                   10,080
                                                                                          ---------------
               TRUCKING (0.1%)
       158,200 Firstgroup plc                                                                       1,889
                                                                                          ---------------
               Total Industrials                                                                   57,651
                                                                                          ---------------

               INFORMATION TECHNOLOGY (2.1%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.2%)
       401,020 LM Ericsson Telephone Co. "B" ADR(a)                                                 1,431
        63,100 Nortel Networks Corp.*                                                               1,891
                                                                                          ---------------
                                                                                                    3,322
                                                                                          ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.8%)
        83,600 Canon, Inc.                                                                          4,568
        23,000 FANUC Ltd.                                                                           2,055
         8,600 Hirose Electric Co., Ltd.                                                            1,086

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
       174,840 Hon Hai Precision Industry Co., Ltd.                                         $       2,388
       315,840 Hon Hai Precision Industry Co., Ltd. GDR(a)                                          4,314
       156,000 Yaskawa Electric Corp.                                                               1,700
                                                                                          ---------------
                                                                                                   16,111
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.3%)
        81,300 Cap Gemini S.A.                                                                      5,686
                                                                                          ---------------
               OFFICE ELECTRONICS (0.3%)
       294,000 Ricoh Co. Ltd.                                                                       6,505
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.1%)
        57,000 Sumco Corp.                                                                          2,113
                                                                                          ---------------
               SEMICONDUCTORS (0.4%)
         8,593 Samsung Electronics Co., Ltd.                                                        5,174
        10,050 Samsung Electronics Co., Ltd. GDR                                                    3,018
                                                                                          ---------------
                                                                                                    8,192
                                                                                          ---------------
               Total Information Technology                                                        41,929
                                                                                          ---------------

               MATERIALS (2.5%)
               ----------------
               CONSTRUCTION MATERIALS (0.1%)
         7,745 Holcim Ltd.                                                                            770
        14,300 Lafarge S.A.                                                                         2,139
                                                                                          ---------------
                                                                                                    2,909
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.2%)
        71,800 Bayer AG                                                                             4,130
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.6%)
        53,958 Anglo American plc                                                                   2,561
        84,020 BHP Billiton plc                                                                     1,686
        35,300 Boliden AB(a)                                                                          747
       142,100 Lionore Mining International Ltd.*                                                   1,907
       104,700 Lundin Mining Corp.*                                                                 1,140
        68,600 Xstrata plc                                                                          3,227
                                                                                          ---------------
                                                                                                   11,268
                                                                                          ---------------
               INDUSTRIAL GASES (0.3%)
        24,332 Air Liquide S.A.                                                                     5,579
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.5%)
         2,270 Givaudan S.A.                                                                        2,019
        65,500 Nitto Denko Corp.                                                                    3,347
       467,200 Rhodia S.A.*                                                                         1,638
        63,300 Shin-Etsu Chemical Co., Ltd.                                                         3,967
                                                                                          ---------------
                                                                                                   10,971
                                                                                          ---------------
               STEEL (0.8%)
       140,200 Companhia Vale Do Rio Doce                                                           4,143
       234,000 Kobe Steel Ltd.                                                                        941
       118,400 Mittal Steel Co. N.V.(a)                                                             6,003

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
        11,250 Salzgitter AG                                                                $       1,390
        47,900 ThyssenKrupp AG                                                                      2,348
         6,800 VA Stahl AG                                                                            421
                                                                                          ---------------
                                                                                                   15,246
                                                                                          ---------------
               Total Materials                                                                     50,103
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.5%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
       509,866 Cable & Wireless plc                                                                 1,650
        69,900 Chunghwa Telecom Co. Ltd. ADR                                                        1,348
           300 KDDI Corp.                                                                           2,349
       161,600 Koninklijke (Royal) KPN N.V.                                                         2,493
        64,600 PT Telekomunikasi ADR                                                                2,612
     1,062,530 Singapore Telecommunications Ltd.                                                    2,210
       141,400 Telefonica S.A.                                                                      3,050
       616,700 Telstra Corp. Ltd.                                                                   2,070
                                                                                          ---------------
                                                                                                   17,782
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.6%)
       115,900 America Movil S.A. de C.V. ADR "L"                                                   5,077
       100,000 China Mobile Ltd.                                                                      929
        16,600 Mobistar S.A.                                                                        1,404
       288,500 Telenor ASA                                                                          5,339
                                                                                          ---------------
                                                                                                   12,749
                                                                                          ---------------
               Total Telecommunication Services                                                    30,531
                                                                                          ---------------

               UTILITIES (1.6%)
               ----------------
               ELECTRIC UTILITIES (0.3%)
        79,600 Korea Electric Power Corp. ADR*(a)                                                   1,672
        13,400 RAO Unified Energy System GDR                                                        1,591
        47,400 Red Electrica de Espana                                                              2,158
                                                                                          ---------------
                                                                                                    5,421
                                                                                          ---------------
               GAS UTILITIES (0.2%)
        40,700 Gaz de France S.A.                                                                   1,794
       151,000 Osaka Gas Co., Ltd.                                                                    593
       273,000 Tokyo Gas Co. Ltd.                                                                   1,533
                                                                                          ---------------
                                                                                                    3,920
                                                                                          ---------------
               MULTI-UTILITIES (0.8%)
        39,900 E. On AG                                                                             5,235
       332,200 National Grid plc                                                                    4,978
       114,700 Suez S.A.(a)                                                                         5,558
                                                                                          ---------------
                                                                                                   15,771
                                                                                          ---------------
               WATER UTILITIES (0.3%)
       103,200 Kelda Group plc                                                                      1,808
       106,284 Pennon Group plc                                                                     1,122

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

       NUMBER
           OF                                                                                      MARKET
   SHARES/PAR                                                                                       VALUE
        (000)  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
       145,500 Severn Trent plc                                                             $       3,947
                                                                                          ---------------
                                                                                                    6,877
                                                                                          ---------------
               Total Utilities                                                                     31,989
                                                                                          ---------------
               Total Common Stocks (cost: $455,174)                                               548,458
                                                                                          ---------------
               PREFERRED SECURITIES (0.8%)

               ENERGY (0.1%)
               -------------
               INTEGRATED OIL & GAS (0.1%)
        45,449 Petroleo Brasileiro S.A.                                                               919
        22,500 Petroleo Brasileiro S.A. ADR                                                         1,836
                                                                                          ---------------
                                                                                                    2,755
                                                                                          ---------------
               Total Energy                                                                         2,755
                                                                                          ---------------

               FINANCIALS (0.5%)
               -----------------
               DIVERSIFIED BANKS (0.2%)
       117,200 Banco Itau S.A. ADR(a)                                                               4,009
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.1%)
        10,000 Axis Capital Holdings Ltd., Series B, 7.50%, perpetual(f)                            1,078
                                                                                          ---------------
               REINSURANCE (0.2%)
         2,000 Ram Holdings Ltd., Series A, 7.50%, non-cumulative, perpetual(d),(f)                 2,067
        $3,000 Swiss Re Capital I L.P., 6.85%, perpetual(a),(d),(f)                                 3,184
                                                                                          ---------------
                                                                                                    5,251
                                                                                          ---------------
               Total Financials                                                                    10,338
                                                                                          ---------------

               HEALTH CARE (0.1%)
               ------------------
               BIOTECHNOLOGY (0.1%)
        26,100 Fresenius AG                                                                         1,930
                                                                                          ---------------

               MATERIALS (0.1%)
               ----------------
               STEEL (0.1%)
        74,300 Gerdau S.A.                                                                          1,269
                                                                                          ---------------
               Total Preferred Securities (cost: $15,467)                                          16,292
                                                                                          ---------------
               WARRANTS (0.0%)

               MATERIALS (0.0%)
               ----------------
        18,000 Dowa Mining (acquired 9/26/2006; cost $0)*(e),(g)                                       --
                                                                                          ---------------
               EXCHANGE-TRADED FUNDS (2.0%)
     2,756,315 iShares MSCI Japan Index Fund(a)                                                    40,683
                                                                                          ---------------

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==================--------------------------------------------------------------
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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               Total International Equity Securities(cost: $507,692)                             $605,433
                                                                                          ---------------

               PRECIOUS METALS AND MINERALS SECURITIES (2.2%)
               GOLD (1.7%)
               AFRICAN GOLD COMPANIES (0.1%)
       120,000 Gold Fields Ltd. ADR                                                         $       2,116
                                                                                          ---------------
               AUSTRALIAN GOLD COMPANIES (0.1%)
       880,000 Lihir Gold Ltd.*(e)                                                                  2,326
                                                                                          ---------------
               EUROPEAN GOLD COMPANIES (0.1%)
        90,000 Randgold Resources Ltd. ADR                                                          2,061
                                                                                          ---------------
               NORTH AMERICAN GOLD COMPANIES (1.3%)
        53,000 Agnico-Eagle Mines Ltd.                                                              2,084
        67,000 Barrick Gold Corp.(a)                                                                2,004
       400,000 Eldorado Gold Corp.*                                                                 2,387
       140,000 Gammon Lake Resources, Inc.*                                                         2,409
        80,000 Goldcorp, Inc.                                                                       2,145
       240,000 IAMGOLD Corp.                                                                        2,005
       180,000 Kinross Gold Corp.*                                                                  2,530
        73,000 Meridian Gold, Inc.*                                                                 2,003
        46,000 Newmont Mining Corp.                                                                 2,073
        66,000 Royal Gold, Inc.(a)                                                                  2,185
       170,000 Yamana Gold, Inc.                                                                    2,513
                                                                                          ---------------
                                                                                                   24,338
                                                                                          ---------------
               SOUTH AMERICAN GOLD COMPANIES (0.1%)
        74,000 Compania de Minas Buenaventura S.A. ADR                                              2,051
                                                                                          ---------------
               Total Gold                                                                          32,892
                                                                                          ---------------
               DIAMONDS (0.1%)
        57,000 Aber Diamond Corp.                                                                   2,037

               PLATINUM GROUP METALS (0.3%)
        17,000 Anglo American Platinum Corp.                                                        2,422
        83,000 Impala Platinum Holdings Ltd.                                                        2,365
        37,000 Lonmin plc                                                                           2,272
                                                                                          ---------------
               Total Platinum Group Metals                                                          7,059
                                                                                          ---------------
               SILVER (0.1%)
       310,000 Hecla Mining Co.*                                                                    2,387

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
                                                                                          ---------------
               Total Precious Metals and Minerals Securities(cost: $36,225)                        44,375
                                                                                          ---------------

               REAL ESTATE EQUITY SECURITIES (1.8%)

               REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
        96,600 British Land Co. plc                                                         $       2,844
       146,000 CB Richard Ellis Group, Inc. "A"                                                     4,865
     1,448,000 China Overseas Land and Investment Ltd.                                              1,462
       181,000 China Overseas Land and Investment Ltd. (Warrants)*                                     81
        13,000 Jones Lang LaSalle, Inc.                                                             1,376
       219,000 Keppel Corp. Ltd.                                                                    2,592
        58,000 Land Securities Group plc                                                            2,345
        58,000 Leopalace21 Corp.                                                                    1,837
        70,612 Liberty International plc                                                            1,681
                                                                                          ---------------
                                                                                                   19,083
                                                                                          ---------------
               REITS - DIVERSIFIED (0.3%)
     1,018,750 GPT Group                                                                            4,054
       264,150 Stockland                                                                            1,796
                                                                                          ---------------
                                                                                                    5,850
                                                                                          ---------------
               REITS - INDUSTRIAL (0.2%)
       727,650 Macquarie Goodman Group                                                              4,105
                                                                                          ---------------
               REITS - MORTGAGE (0.3%)
         5,200 American Home Mortgage Investment Corp.                                                142
        87,100 Annaly Capital Management, Inc.                                                      1,221
        88,600 CapitalSource, Inc.                                                                  2,285
        17,500 iStar Financial, Inc.                                                                  837
         6,300 JER Investors Trust, Inc.                                                              120
         1,800 KKR Financial Corp.                                                                     50
        92,200 New Century Financial Corp.(a)                                                       1,411
                                                                                          ---------------
                                                                                                    6,066
                                                                                          ---------------
               REITS - OFFICE (0.0%)
           900 Corporate Office Properties Trust                                                       46
         5,900 Cousins Properties, Inc.                                                               203
                                                                                          ---------------
                                                                                                      249
                                                                                          ---------------
               REITS - SPECIALIZED (0.0%)
        13,600 Rayonier, Inc.                                                                         607
                                                                                          ---------------
               Total Real Estate Equity Securities (cost: $35,374)                                 35,960
                                                                                          ---------------

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

    PRINCIPAL                                                                                       MARKET
       AMOUNT                                              COUPON                                    VALUE
         (000) SECURITY                                     RATE           MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------


               BONDS (23.9%)

               CORPORATE OBLIGATIONS (13.7%)

               CONSUMER DISCRETIONARY (1.3%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
               Kellwood Co.,
$  2,031            Debentures                              7.63%         10/15/2017         $       1,888
   1,000            Senior Notes                            7.88           7/15/2009                 1,024
                                                                                           ---------------
                                                                                                     2,912
                                                                                           ---------------
               BROADCASTING & CABLE TV (0.3%)
   2,000       Cox Enterprises, Inc., Notes (d)             7.38           6/15/2009                 2,083
               Liberty Media Corp.,
   1,000            Senior Notes                            7.88           7/15/2009                 1,055
   1,000            Senior Notes  (a)                       5.70           5/15/2013                   963
   2,000       Univision Communications, Inc., Senior
                     Notes                                  3.50          10/15/2007                 1,972
                                                                                           ---------------
                                                                                                     6,073
                                                                                           ---------------
               CASINOS & GAMING (0.0%)
   1,000       Harrahs Operating Co., Inc., Bonds           5.63           6/01/2015                   866
                                                                                           ---------------
               HOME FURNISHINGS (0.1%)
   2,500       Mohawk Industries, Inc., Senior Notes        6.13           1/15/2016                 2,543
                                                                                           ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.1%)
   2,000       Royal Caribbean Cruises Ltd., Senior
                     Notes (a)                              7.25           6/15/2016                 2,099
                                                                                           ---------------
               HOUSEHOLD APPLIANCES (0.2%)
   4,000       Stanley Works Capital Trust I, Bonds
                     (a),(f)                                5.90          12/01/2045                 3,716
                                                                                           ---------------
               HOUSEWARES & SPECIALTIES (0.1%)
   2,000       Newell Rubbermaid, Inc., MTN, Series A (f)   6.35           7/15/2028                 2,021
                                                                                           ---------------
               PUBLISHING (0.3%)
   2,000       Knight-Ridder, Inc., Notes                   5.75           9/01/2017                 1,935
   4,000       Scholastic Corp., Notes (h)                  5.00           4/15/2013                 3,572
                                                                                           ---------------
                                                                                                     5,507
                                                                                           ---------------
               Total Consumer Discretionary                                                         25,737
                                                                                           ---------------

               CONSUMER STAPLES (0.3%)
               -----------------------
               DRUG RETAIL (0.1%)
   2,492       CVS Corp., Lease Pass-Through
                     Certificates (d)                       6.04          12/10/2028                 2,522
                                                                                           ---------------
               TOBACCO (0.2%)
               Universal Corp.,
   2,000            MTN, Series B                           7.88           2/15/2008                 2,036

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

    PRINCIPAL                                                                                       MARKET
       AMOUNT                                             COUPON                                     VALUE
         (000) SECURITY                                     RATE            MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------
$  1,000            MTN, Series C                           5.20%         10/15/2013         $         939
                                                                                           ---------------
                                                                                                     2,975
                                                                                           ---------------
               Total Consumer Staples                                                                5,497
                                                                                           ---------------

               ENERGY (1.0%)
               -------------
               INTEGRATED OIL & GAS (0.2%)
   3,023       Merey Sweeny, LP, Senior Notes (d)           8.85          12/18/2019                 3,621
                                                                                           ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.3%)
               Seacor Holdings, Inc.,
   3,000            Senior Notes                            5.88          10/01/2012                 2,919
   2,000            Senior Notes                            7.20           9/15/2009                 2,069
                                                                                           ---------------
                                                                                                     4,988
                                                                                           ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
   2,500       Sabine Pass LNG, LP, Secured Notes (d)       7.25          11/30/2013                 2,506
               Southwestern Energy Co.,
   2,000            MTN                                     7.63           5/01/2027(i)              2,080
   2,000            MTN                                     7.35          10/02/2017                 2,093
                                                                                           ---------------
                                                                                                     6,679
                                                                                           ---------------
               OIL & GAS REFINING & MARKETING (0.1%)
   2,000       Premcor Refining Group, Inc., Senior
                     Notes                                  7.50           6/15/2015                 2,072
     500       Ultramar Diamond Shamrock Corp., Senior
                     Notes                                  6.75          10/15/2037                   541
                                                                                           ---------------
                                                                                                     2,613
                                                                                           ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
   2,000       K N Capital Trust III, Subordinated
                     Debentures                             7.63           4/15/2028                 1,962
                                                                                           ---------------
               Total Energy                                                                         19,863
                                                                                           ---------------

               FINANCIALS (6.7%)
               -----------------
               CONSUMER FINANCE (0.6%)
               Ford Motor Credit Co.,
   2,000            Notes                                   7.00          10/01/2013                 1,921
   1,000            Senior Notes                            4.95           1/15/2008                   990
   2,000       General Motors Acceptance Corp., Notes       6.13           8/28/2007                 2,000
   2,000       Household Finance Corp., Notes               6.38          10/15/2011                 2,106
   3,000       HSBC Finance Corp., Notes                    5.50           1/19/2016                 3,037
   2,000       SLM Corp., MTN, CPI Floating Rate Notes      3.35 (j)       6/01/2009                 1,949
                                                                                           ---------------
                                                                                                    12,003
                                                                                           ---------------
               DIVERSIFIED BANKS (0.2%)
   1,000       Emigrant Bancorp, Inc., Senior Notes (d)     6.25           6/15/2014                 1,012
   1,000       JPMorgan Chase & Co., Notes                  4.50           1/15/2012                   976
   1,091       U.S. Central Credit Union, Senior Notes      2.70           9/30/2009                 1,052
                                                                                           ---------------
                                                                                                     3,040
                                                                                           ---------------

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

    PRINCIPAL                                                                                       MARKET
       AMOUNT                                             COUPON                                     VALUE
         (000) SECURITY                                     RATE            MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------
               LIFE & HEALTH INSURANCE (0.7%)
$  2,000       Great-West Life & Annuity Insurance Co.,
                     Bonds (d)                              7.15%          5/16/2046(f)      $       2,157
   1,000       Lincoln National Corp., Bonds                7.00           5/17/2066(f)              1,072
   2,000       MetLife, Inc., Junior Subordinated Bonds     6.40          12/15/2066(f)              2,044
   3,000       Phoenix Companies, Inc., Senior Notes        6.68           2/16/2008                 3,022
   4,000       Prudential Holdings, LLC, Bonds (d)          8.70          12/18/2023                 5,085
                                                                                           ---------------
                                                                                                    13,380
                                                                                           ---------------
               MULTI-LINE INSURANCE (0.8%)
   1,000       AGFC Capital Trust I  (d)                    6.00           1/15/2067(f)              1,010
   4,000       American General Finance Corp., MTN          5.40          12/01/2015                 4,026
   1,000       ASIF Global Financing XIX, Senior Notes (d)  4.90           1/17/2013                   990
   2,000       Genworth Financial, Inc., Junior
                     Subordinated Notes (f)                 6.15          11/15/2066                 2,015
   4,500       Oil Casualty Insurance Ltd., Subordinated
                     Debentures (d)                         8.00           9/15/2034                 4,598
   3,000       Oil Insurance Ltd., Notes (d)                7.56             -      (f)              3,185
                                                                                           ---------------
                                                                                                    15,824
                                                                                           ---------------
               MULTI-SECTOR HOLDINGS (0.2%)
   3,250       Leucadia National Corp., Senior Notes        7.00           8/15/2013                 3,274
                                                                                           ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
   2,600       Bank of America Corp., Subordinated
                     Notes                                  9.38           9/15/2009                 2,864
                                                                                           ---------------
               PROPERTY & CASUALTY INSURANCE (1.4%)
   2,000       21st Century Insurance Group, Senior
                     Notes                                  5.90          12/15/2013                 2,064
               Berkshire Hathaway Finance Corp.,
   5,000            Senior Notes                            4.85           1/15/2015                 4,920
   2,000            Senior Notes                            4.75           5/15/2012                 1,980
               Fidelity National Title Group, Inc.,
   2,000            Notes                                   7.30           8/15/2011                 2,092
   1,500            Notes                                   5.25           3/15/2013                 1,442
   3,000       Fund American Companies, Inc., Notes         5.88           5/15/2013                 3,031
   3,000       Liberty Mutual Group, Inc., Junior
                     Subordinated Notes (d),(k)             7.00           3/15/2037(f)              2,999
               Markel Corp.,
   1,000            Notes                                   7.20           8/15/2007                 1,006
   1,500            Senior Notes                            7.00           5/15/2008                 1,524
   2,000            Senior Notes                            6.80           2/15/2013                 2,093
     500            Senior Notes                            7.35           8/15/2034                   550
   2,570       Ohio Casualty Corp., Notes                   7.30           6/15/2014                 2,770
   1,000       RLI Corp., Senior Notes                      5.95           1/15/2014                   993
   1,000       W.R. Berkley Corp., Senior Notes             5.60           5/15/2015                 1,003
                                                                                           ---------------
                                                                                                    28,467
                                                                                           ---------------
               REGIONAL BANKS (1.2%)
   2,000       Bank of Hawaii, Notes                        6.88           3/01/2009                 2,052
               Colonial Bank, N.A.,
   1,000            Subordinated Notes                      8.00           3/15/2009                 1,047
   2,000            Subordinated Notes                      6.38          12/01/2015                 2,093

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

    PRINCIPAL                                                                                       MARKET
       AMOUNT                                             COUPON                                     VALUE
         (000) SECURITY                                     RATE            MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------
$  3,000       Cullen/Frost Bankers, Inc., Junior
                     Subordinated Notes                     5.75%          2/15/2017(f)      $       3,030
   2,000       First Republic Bank Corp., Subordinated
                     Notes                                  7.75           9/15/2012                 2,200
   4,000       Fulton Capital Trust I, Notes                6.29           2/01/2036                 4,007
   1,000       Hudson United Bank, Subordinated Notes       7.00           5/15/2012                 1,080
   2,453       PNC Financial Services, Trust Preferred
                     Securities, Series C                   8.88           3/15/2027                 2,568
   3,000       Popular North America Capital Trust I,
                     Bonds                                  6.56           9/15/2034                 3,049
   3,000       TCF National Bank, Subordinated Notes        5.50           2/01/2016                 2,998
     500       Union Planters Capital Trust                 8.20          12/15/2026                   520
                                                                                           ---------------
                                                                                                    24,644
                                                                                           ---------------
               REITS - DIVERSIFIED (0.1%)
   2,000       Washington REIT, Senior Notes                5.25           1/15/2014                 1,982
                                                                                           ---------------
               REITS - OFFICE (0.1%)
   1,000       Arden Realty, LP, Notes                      5.25           3/01/2015                 1,000
                                                                                           ---------------
               REITS - RESIDENTIAL (0.0%)
   1,000       Post Apartment Homes, LP, Senior Notes       5.45           6/01/2012                   990
                                                                                           ---------------
               REITS - RETAIL (0.3%)
   3,000       Pan Pacific Retail Properties, Inc.,
                     Notes                                  5.25           9/01/2015                 2,957
   3,000       Tanger Factory Outlets, Senior Notes         6.15          11/15/2015                 3,069
                                                                                           ---------------
                                                                                                     6,026
                                                                                           ---------------
               REITS - SPECIALIZED (0.1%)
   1,000       Hospitality Properties Trust, Senior
                     Notes                                  5.13           2/15/2015                   963
   2,000       Nationwide Health Properties, Inc.,
                     Notes                                  6.00           5/20/2015                 1,998
                                                                                           ---------------
                                                                                                     2,961
                                                                                           ---------------
               SPECIALIZED FINANCE (0.1%)
   2,000       Financial Security Assurance Holdings
                     Ltd., Junior Subordinated Notes
                     (a),(d)                                6.40          12/15/2066(f)              2,041
                                                                                           ---------------
               THRIFTS & MORTGAGE FINANCE (0.8%)
   1,000       Countrywide Financial Corp., MTN, Series
                     A, Bonds                               4.50           6/15/2010                   979
   1,000       Countrywide Home Loan, Guaranteed Notes,
                     Series MTNL                            4.00           3/22/2011                   953
               Independence Community Bank Corp.,
   2,185            Notes                                   3.50           6/20/2013(f)              2,137
   3,000            Subordinated Notes                      3.75           4/01/2014(f)              2,909
   3,000       Roslyn Bancorp, Inc., Senior Notes           7.50          12/01/2008                 3,097
   1,050       Sovereign Bank, Subordinated Notes           4.38           8/01/2013                 1,038
   2,500       Washington Mutual Preferred Funding,
                     Bond  (d)                              6.53             -      (f)              2,529
   2,000       World Savings Bank Federal Savings Bank,
                     Notes                                  4.13          12/15/2009                 1,953
                                                                                           ---------------
                                                                                                    15,595
                                                                                           ---------------
               Total Financials                                                                    134,091
                                                                                           ---------------

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

    PRINCIPAL                                                                                       MARKET
       AMOUNT                                             COUPON                                     VALUE
         (000) SECURITY                                     RATE            MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------

               HEALTH CARE (0.1%)
               ------------------
               MANAGED HEALTH CARE (0.1%)
$  1,000       Coventry Health Care, Inc., Senior Notes     6.13%          1/15/2015         $       1,012
   2,135       Highmark, Inc., Senior Notes (d)             6.80           8/15/2013                 2,262
                                                                                           ---------------
                                                                                                     3,274
                                                                                           ---------------
               Total Health Care                                                                     3,274
                                                                                           ---------------

               INDUSTRIALS (0.5%)
               ------------------
               BUILDING PRODUCTS (0.1%)
   2,500       USG Corp., Notes (d)                         6.30          11/15/2016                 2,540
                                                                                           ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
   2,295       Ametek, Inc., Senior Notes                   7.20           7/15/2008                 2,340
                                                                                           ---------------
               RAILROADS (0.2%)
   3,000       TTX Co., Notes (d)                           5.40           2/15/2016                 2,978
                                                                                           ---------------
               TRUCKING (0.1%)
   2,750       Roadway Corp., Senior Notes                  8.25          12/01/2008                 2,867
                                                                                           ---------------
               Total Industrials                                                                    10,725
                                                                                           ---------------

               INFORMATION TECHNOLOGY (0.1%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
   2,000       Fiserv, Inc., Notes                          4.00           4/15/2008                 1,968
                                                                                           ---------------

               MATERIALS (0.2%)
               ----------------
               DIVERSIFIED CHEMICALS (0.2%)
   4,000       ICI Wilmington, Inc., Notes                  4.38          12/01/2008                 3,942
                                                                                           ---------------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   3,000       US Unwired, Inc., Secured Notes (b)         10.00           6/15/2012                 3,283
                                                                                           ---------------

               UTILITIES (3.3%)
               ----------------
               ELECTRIC UTILITIES (2.6%)
   2,000       Ameren UE, Senior Secured Notes              5.10          10/01/2019                 1,907
   1,000       American Electric Power Co., Inc., Senior
                     Notes                                  4.71           8/16/2007                   998
   2,000       Baltimore Gas & Electric Co., Notes (d)      5.90          10/01/2016                 2,061
   4,000       Black Hills Corp., Notes                     6.50           5/15/2013                 4,070
   3,475       Cedar Brakes II, LLC, Senior Notes,
                     Series C (d)                           9.88           9/01/2013                 3,864
   2,500       Edison Mission Energy, Senior Notes          7.73           6/15/2009                 2,594
   3,000       Entergy Louisiana, Inc., First Mortgage
                     Bonds                                  5.83          11/01/2010                 3,000
   2,000       Entergy Mississippi, Inc., First Mortgage
                     Bonds                                  5.92           2/01/2016                 2,021

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)



    PRINCIPAL                                                                                       MARKET
       AMOUNT                                             COUPON                                     VALUE
         (000) SECURITY                                     RATE            MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------
$    924       FPL Energy National Wind, LLC, Secured
                     Notes (d)                              5.61%          3/10/2024         $         918
   2,000       FPL Group Capital, Inc., Bonds               6.35          10/01/2066(f)              2,061
   4,000       Monongahela Power Co., Notes, Series A       7.36           1/15/2010                 4,219
   2,000       Nevada Power Co., Notes, Series O            6.50           5/15/2018                 2,132
   2,559       Oglethorpe Power Corp., Secured Series
                     Facility Bonds                         6.97           6/30/2011                 2,589
   2,808       Power Contract Financing, Senior Notes (d)   6.26           2/01/2010                 2,837
   2,000       PPL Capital Funding, Inc., Guaranteed
                     Notes, Series A                        4.33           3/01/2009                 1,957
   3,000       PPL Energy Supply, LLC, Bonds, Series A      5.70          10/15/2015                 2,994
   1,000       Sierra Pacific Power Co., Notes              6.25           4/15/2012                 1,038
   3,000       Texas-New Mexico Power Co., Notes            6.13           6/01/2008                 3,014
   2,688       Tristate General & Transport Association,
                     Bonds (d)                              6.04           1/31/2018                 2,724
   2,000       TXU Electricity Ltd., Senior Notes,
                     Series TCRS (INS)                      7.25          12/01/2016                 2,265
   2,000       TXU Energy Co., LLC, Senior Notes            7.00           3/15/2013                 2,087
   1,000       West Penn Power Co., Notes                   6.63           4/15/2012                 1,047
                                                                                           ---------------
                                                                                                    52,397
                                                                                           ---------------
               GAS UTILITIES (0.4%)
   3,000       Boardwalk Pipelines, LLC, Notes              5.50           2/01/2017                 2,949
   1,000       Enbridge Energy Partners, LP, Senior
                     Notes                                  5.35          12/15/2014                   991
   2,000       Noram Energy Corp., Debentures               6.50           2/01/2008                 2,020
   1,040       Northern Border Partners, LP, Senior
                     Notes, Series A                        8.88           6/15/2010                 1,150
   1,000       Valero Logistics Operations, LP, Senior
                     Notes                                  6.05           3/15/2013                 1,023
                                                                                           ---------------
                                                                                                     8,133
                                                                                           ---------------
               MULTI-UTILITIES (0.3%)
   2,000       PSEG Funding Trust, Notes                    5.38          11/16/2007                 2,000
   2,000       Sempra Energy ESOP, Series 1999 (d)          4.21          11/01/2014(i)              1,994
   2,000       WPS Resources Corp., Notes (f)               6.11          12/01/2066                 2,028
                                                                                           ---------------
                                                                                                     6,022
                                                                                           ---------------
               Total Utilities                                                                      66,552
                                                                                           ---------------
               Total Corporate Obligations (cost: $274,893)                                        274,932
                                                                                           ---------------

               EURODOLLAR AND YANKEE OBLIGATIONS (3.5%)(L)

               ENERGY (0.7%)
               -------------
               INTEGRATED OIL & GAS (0.2%)
   1,500       Nakilat, Inc., Secured Bonds (d)             6.07          12/31/2033                 1,508
               PEMEX Finance Ltd.,
   1,600            Notes                                   9.03           2/15/2011                 1,714
   1,000            Senior Notes                            8.88          11/15/2010                 1,079
                                                                                           ---------------
                                                                                                     4,301
                                                                                           ---------------

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

    PRINCIPAL                                                                                       MARKET
       AMOUNT                                             COUPON                                     VALUE
         (000) SECURITY                                     RATE            MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------
               OIL & GAS DRILLING (0.1%)
$  1,484       Delek & Avner-Yam Tethys Ltd., Secured
                     Notes (d)                              5.33%          8/01/2013         $       1,466
                                                                                           ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.4%)
   2,000       Canadian Oil Sands Ltd., Notes (d)           5.80           8/15/2013                 2,024
   5,000       EOG Resources Canada, Inc., Senior Notes (d) 4.75           3/15/2014                 4,850
                                                                                           ---------------
                                                                                                     6,874
                                                                                           ---------------
               Total Energy                                                                         12,641
                                                                                           ---------------

               FINANCIALS (2.7%)
               -----------------
               DIVERSIFIED BANKS (1.4%)
   3,000       BOI Capital Funding Number 3 LP,
                     Guaranteed Bonds (d)                   6.11             -      (f)              2,967
   1,500       Chuo Mitsui Trust & Banking Co.,
                     Subordinated Notes (d)                 5.51             -      (f)              1,460
   3,000       HBOS plc, Subordinated Notes (d)             6.41             -      (f)              3,119
   2,500       Landsbanki Islands hf, Notes (d)             6.10           8/25/2011                 2,591
   2,500       Lloyds TSB Group plc, Bonds (d)              6.27             -      (f)              2,525
   2,500       Mizuho Capital Investment 1 Ltd.,
                     Subordinated Bonds (d)                 6.69             -      (f)              2,571
   2,000       MUFG Capital Finance 1 Ltd., Guaranteed
                     Preferred Bonds                        6.35             -      (f)              2,078
   2,000       National Capital Trust II, Subordinated
                     Notes (d)                              5.49             -      (f)              1,982
   1,000       Nordea Bank AB, Subordinated Notes (d)       5.42             -      (f)                989
   2,000       Skandinaviska Enskilda Banken AB, Bonds (d)  5.47             -      (f)              1,985
   2,500       Standard Chartered plc, Subordinated
                     Notes (d)                              6.41             -      (f)              2,511
   1,500       Sumitomo Mitsui Financial Group Preferred
                     Capital, Bonds (d)                     6.08             -      (f)              1,525
   2,000       UFJ Finance Aruba AEC, Notes                 8.75             -      (m)              2,112
                                                                                           ---------------
                                                                                                    28,415
                                                                                           ---------------
               LIFE & HEALTH INSURANCE (0.1%)
   2,500       AXA S.A., Subordinated Notes (d)             6.46             -      (f)              2,489
                                                                                           ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
   2,000       ZFS Finance USA Trust II, Bonds (d),(f)      6.45          12/15/2065                 2,059
                                                                                           ---------------
               PROPERTY & CASUALTY INSURANCE (0.2%)
   1,000       AXIS Capital Holdings Ltd., Senior Notes     5.75          12/01/2014                 1,006
   2,500       Catlin Insurance Co. Ltd., Notes (d)         7.25             -      (f)              2,566
   1,145       Mantis Reef Ltd. II, Notes (d)               4.80          11/03/2009                 1,124
                                                                                           ---------------
                                                                                                     4,696
                                                                                           ---------------
               REGIONAL BANKS (0.2%)
   3,000       Glitnir Banki hf, Notes (d)                  7.45             -      (f)              3,283
                                                                                           ---------------

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


    PRINCIPAL                                                                                       MARKET
       AMOUNT                                             COUPON                                     VALUE
         (000) SECURITY                                     RATE            MATURITY                 (000)
----------------------------------------------------------------------------------------------------------
               REINSURANCE (0.7%)
$  2,500       Allied World Assurance Holdings Ltd.,
                     Senior Notes                           7.50%          8/01/2016         $       2,741
   2,000       Endurance Specialty Holdings, Ltd.,
                     Senior Notes                           6.15          10/15/2015                 2,024
   4,000       Montpelier Re Holdings Ltd., Senior
                     Notes                                  6.13           8/15/2013                 3,955
   4,000       Platinum Underwriters Finance, Inc.,
                     Notes, Series B                        7.50           6/01/2017                 4,272
                                                                                           ---------------
                                                                                                    12,992
                                                                                           ---------------
               Total Financials                                                                     53,934
                                                                                           ---------------

               MATERIALS (0.1%)
               ----------------
               DIVERSIFIED METALS & MINING (0.1%)
   2,500       Glencore Finance, MTN                        8.00             -      (m)              2,559
                                                                                           ---------------
               Total Eurodollar and Yankee Obligations (cost: $67,598)                              69,134
                                                                                           ---------------

               ASSET-BACKED SECURITIES (0.8%)

               FINANCIALS (0.7%)
               -----------------
               ASSET-BACKED FINANCING (0.7%)
   1,744       Aerco Ltd., Series 2A, Class A4 (d)          5.84 (j)       7/15/2025                 1,749
   1,155       Airport Airplanes, Pass-Through
                     Certificates, Series 1R, Class A8,
                     EETC                                   5.70 (j)       3/15/2019                 1,127
   4,000       ARG Funding Corp., Series 2005-1A, Class
                     A3 (d)                                 4.29           4/20/2011                 3,920
   3,000       Banc of America  Mortgage Securities,
                     Inc., Series 2004-F, Class 2A6         4.15           7/25/2034                 2,935
   2,000       Chase Credit Card Owner Trust, Series
                     2002-5, Class A                        5.42 (j)      10/15/2009                 2,002
   1,946       Trinity Rail Leasing L.P., Series
                     2006-1A, Class A1 (d)                  5.90           5/14/2036                 1,999
                                                                                           ---------------
                                                                                                    13,732
                                                                                           ---------------
               Total Financials                                                                     13,732
                                                                                           ---------------

               INDUSTRIALS (0.1%)
               ------------------
               AIRLINES (0.1%)
               America West Airlines, Inc., Pass-Through
                    Certificates,
     567            Series 1996-1, Class A, EETC            6.85           7/02/2009                   571
   1,696            Series 1999-1, Class G, EETC (INS)      7.93           1/02/2019                 1,837
                                                                                           ---------------
                                                                                                     2,408
                                                                                           ---------------
               Total Industrials                                                                     2,408
                                                                                           ---------------
               Total Asset-Backed Securities (cost: $15,908)                                        16,140
                                                                                           ---------------

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

    PRINCIPAL                                                                                       MARKET
       AMOUNT                                             COUPON                                     VALUE
         (000) SECURITY                                     RATE            MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------

               COMMERCIAL MORTGAGE SECURITIES (4.4%)

               FINANCIALS (4.4%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (4.4%)
$  2,531       Banc of America Commercial Mortgage,
                     Inc., Series 2000-2, Class A1          7.02%          9/15/2032         $       2,586
   1,524       Bear Stearns Commercial Mortgage
                     Securities, Inc., Series 2003-T10,
                     Class A1                               4.00           3/13/2040                 1,483
               Chase Commercial Mortgage Securities Corp.,
                     Pass-Through Certificates,
   5,000            Series 2000-2, Class A2  (h)            7.63           7/15/2032                 5,365
   5,000            Series 2000-3, Class A2                 7.32          10/15/2032                 5,301
   1,000       Commercial Mortgage Asset Trust, Series
                     1999-C1, Class A4                      6.98           1/17/2032                 1,088
               Commercial Mortgage Trust, Pass-Through
                     Certificates,
   2,000            Series 2005-LP5, Class GMB1  (d)        5.15           5/10/2043                 1,987
   5,000            Series 2004-LB4A, Class A4              4.58          10/15/2037                 4,871
               Credit Suisse First Boston Mortgage
                     Securities Corp.,
   5,000            Series 2000-C1, Class A2  (h)           7.55           4/15/2062                 5,279
   1,075            Series 2001-CK6, Class A2               6.10           8/15/2036                 1,083
   5,000       First Union National Bank Commercial
                     Mortgage Trust, Series 1999-C4,
                     Class A2                               7.39          12/15/2031                 5,231
   1,000       GE Capital Commercial Mortgage Corp.,
                     Series 2001-3, Class A2                6.07           6/10/2038                 1,040
   3,000       Government Lease Trust, Series 1999-GSA1,
                     Class A4 (d)                           6.48           5/18/2011                 3,079
               GS Mortgage Securities Corp. II,
   1,000            Series 2001-GL3A, Class A2  (d)         6.45           8/05/2018                 1,053
   4,000            Series 2003-C1, Class A2B               4.30           1/10/2040                 3,891
   2,000       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp., Series 2006-LDP6,
                     Class A-SB                             5.49           4/15/2043                 2,030
               LB-UBS Commercial Mortgage Trust,
   4,000            Series 2006-C4, Class A2                5.87           6/15/2032                 4,120
   1,625            Series 2002-C4, Class A4                4.56           9/15/2026                 1,601
               Merrill Lynch Mortgage Investors, Inc.,
   1,717            Series 1998-C1, Class A2                6.48          11/15/2026                 1,735
   2,738            Series 1999-C1, Class A2                7.56          11/15/2031                 2,852
   4,000       Morgan Stanley Capital I, Inc., Series
                     2006-T23, Class AAB                    5.80           8/12/2041                 4,154
   2,000       Mortgage Capital Funding, Inc.,
                     Pass-Though Certificates, Series
                     1998-MC2, Class E                      7.09           6/18/2030                 2,066
   1,000       Nationslink Funding Corp., Pass-Through
                     Certificates, Series 1999-1, Class
                     F (d)                                  7.10           1/20/2031                 1,029
   2,000       Prudential Mortgage Capital Funding, LLC,
                     Series 2001-ROCK, Class B              6.76           5/10/2034                 2,124

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


    PRINCIPAL                                                                                       MARKET
       AMOUNT                                             COUPON                                     VALUE
         (000) SECURITY                                     RATE            MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------
$  2,875       TIAA Real Estate Co. Ltd., Series
                     2001-C1A, Class A-3 (d)                6.56%          6/19/2026         $       2,907
               Wachovia Bank Commercial Mortgage Trust,
                     Pass-Through Certificates,
   3,000            Series 2005-C19, Class A-4              4.61           5/15/2044                 2,945
   5,500            Series 2005-C18, Class A-2              4.66           4/15/2042                 5,419
   5,000            Series 2004-C12, Class A-2              5.00           7/15/2041                 4,977
   2,000            Series 2006-C27, Class A-2              5.62           7/15/2045                 2,039
   4,000            Series 2006-C28, Class A-2              5.50          10/15/2048                 4,057
                                                                                           ---------------
                                                                                                    87,392
                                                                                           ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)(N)
   9,250       Bear Stearns Commercial Mortgage
                     Securities, Inc., Series 2004-ESA,
                     Class X1 (acquired 6/17/2004; cost
                     $538) (d),(g)                          2.06           5/14/2016                   376
                                                                                           ---------------
               Total Financials                                                                     87,768
                                                                                           ---------------
               Total Commercial Mortgage Securities (cost: $87,293)                                 87,768
                                                                                           ---------------

               U.S.  GOVERNMENT AGENCY ISSUES (0.6%)(C)

               ASSET-BACKED FINANCING (0.1%)
   2,209       U.S. Small Business Administration,
                     Participation Certificates, Series
                     2003-20F                               4.07           6/01/2023                 2,100
                                                                                           ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(N)

  36,811       Government National Mortgage Assn.,
                     Series 2003-59, Class XB               2.15           7/16/2010                   785
                                                                                           ---------------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.2%)
               Fannie Mae (+),
     460             Pool 610989                            6.50          10/01/2016                   471
     356             Pool 535164                            7.00           2/01/2030                   369
     219             Pool 547483                            7.00           8/01/2030                   228
               Government National Mortgage Assn. I,
     176             Pool 340945                            6.50           5/15/2023                   181
     322             Pool 352106                            6.50           8/15/2023                   332
     103             Pool 366762                            6.50           4/15/2024                   106
     493             Pool 577423                            6.50           1/15/2032                   508
      31             Pool 206743                            7.50           3/15/2017                    32
      80             Pool 207904                            7.50           3/15/2017                    83
      14             Pool 207950                            7.50           3/15/2017                    14
      11             Pool 166093                            8.00           6/15/2016                    11
       4             Pool 166108                            8.00           6/15/2016                     4
       6             Pool 177786                            8.00           9/15/2016                     6
      22             Pool 186000                            8.00          11/15/2016                    23
      28             Pool 193968                            8.00          12/15/2016                    29
      34             Pool 203822                            8.00           3/15/2017                    36
       2             Pool 034140                            8.50           9/15/2009                     2

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


    PRINCIPAL                                                                                       MARKET
       AMOUNT                                             COUPON                                     VALUE
         (000) SECURITY                                     RATE            MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------
$      8       Pool 138007                                  8.50%          6/15/2016          $          8
       6       Pool 164021                                  8.50           6/15/2016                     7
      23       Pool 159980                                  8.50           7/15/2016                    24
       4       Pool 176311                                  8.50           9/15/2016                     4
       1       Pool 177247                                  8.50           9/15/2016                     2
      12       Pool 174005                                  8.50          12/15/2016                    13
      20       Pool 197279                                  8.50          12/15/2016                    22
       2       Pool 197400                                  8.50           1/15/2017                     2
      18       Pool 201986                                  8.50           1/15/2017                    20
      12       Pool 185270                                  8.50           2/15/2017                    13
       2       Pool 157116                                  9.00           6/15/2016                     3
       2       Pool 166282                                  9.00           7/15/2016                     2
       2       Pool 164502                                  9.00           8/15/2016                     2
       4       Pool 172663                                  9.00           9/15/2016                     5
       2       Pool 170810                                  9.00          10/15/2016                     2
       7       Pool 031433                                  9.50           6/15/2009                     8
       1       Pool 032271                                  9.50           6/15/2009                     1
       9       Pool 034679                                  9.50           6/15/2009                    10
       4       Pool 035052                                  9.50           9/15/2009                     4
       5       Pool 167971                                  9.50           7/15/2016                     5
      17       Pool 172771                                  9.50           9/15/2016                    18
       3       Pool 185417                                  9.50          11/15/2016                     3
      17       Pool 186335                                  9.50          11/15/2016                    18
       4       Pool 187909                                  9.50          11/15/2016                     4
      45       Pool 189802                                  9.50           4/15/2017                    49
       8       Pool 225137                                  9.50           8/15/2017                     9
       8       Pool 037733                                 10.00          11/15/2009                     8
      11       Pool 037888                                 10.00          11/15/2009                    11
       2       Pool 037889                                 10.00          11/15/2009                     2
       8       Pool 036897                                 10.00          12/15/2009                     9
       4       Pool 059731                                 11.50           3/15/2013                     4
           Government National Mortgage Assn. II,
     369       Pool 002934                                  7.50           6/20/2030                   383
      96       Pool 003070                                  7.50           4/20/2031                    99
     332       Pool 002958                                  8.00           8/20/2030                   351
                                                                                           ---------------
                                                                                                     3,560
                                                                                           ---------------
               OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.2%)
   1,600       Perforadora Centrale S.A. de C.V. "A",
                     Guaranteed Bond,  Series A, Title
                     XI                                     5.24          12/15/2018                 1,624
   3,333       Rowan Companies, Inc., Guaranteed Bond,
                     Title XI                               2.80          10/20/2013                 3,119
                                                                                           ---------------
                                                                                                     4,743
                                                                                           ---------------
               Total U.S. Government Agency Issues (cost: $11,323)                                  11,188
                                                                                           ---------------

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


     PRINCIPAL                                                                                      MARKET
        AMOUNT                                                                                       VALUE
         (000)  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
                U.S. TREASURY SECURITIES (0.5%)

                BONDS (0.1%)
   $2,000       4.50%,2/15/2036(a)                                                            $      1,940
                                                                                           ---------------
                NOTES (0.4%)
    5,000       4.63%, 11/15/2016(a)                                                                 5,024
    3,000       4.63%, 2/15/2017(a)                                                                  3,018
                                                                                           ---------------
                Total Notes                                                                          8,042
                                                                                           ---------------
                Total U.S. Treasury Securities (cost: $9,810)                                        9,982
                                                                                           ---------------

     PRINCIPAL                                                                                      MARKET
        AMOUNT                                            COUPON                                     VALUE
          (000) SECURITY                                    RATE            MATURITY                 (000)
  ----------------------------------------------------------------------------------------------------------

                MUNICIPAL BONDS (0.4%)

                CASINOS & GAMING (0.1%)
    2,000       Mashantucket (Western) Pequot Tribe, CT,
                      RB (d)                                5.91           9/01/2021                 1,975
                                                                                           ---------------
                GAS UTILITIES (0.1%)
   1,604        California Maritime Infrastructure Auth.
                     RB, Series 1999                        6.63          11/01/2009                 1,613
                                                                                           ---------------
               HOSPITAL (0.2%)
   4,185       Rhode Island State Health & Education RB,
                     Series C (LOC - Citizens Bank of
                     Rhode Island)                          3.60           9/15/2033(i)              4,130
                                                                                           ---------------
               Total Municipal Bonds (cost: $7,800)                                                  7,718
                                                                                           ---------------
               Total Bonds (cost: $474,625)                                                        476,862
                                                                                           ---------------


               MONEY MARKET INSTRUMENTS (2.3%)

               COMMERCIAL PAPER (1.3%)

               CONSUMER STAPLES (0.1%)

               PACKAGED FOODS & MEAT (0.1%)
   2,452       Kraft Foods, Inc.                            5.27           3/02/2007                 2,451
                                                                                           ---------------
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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


    PRINCIPAL                                                                                       MARKET
       AMOUNT                                             COUPON                                     VALUE
         (000) SECURITY                                     RATE            MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------

               FINANCIALS (0.7%)
               -----------------
               ASSET-BACKED FINANCING (0.3%)
$  6,000       Sunbelt Funding Corp.  (d),(o)               5.27%          3/01/2007         $      6,000
                                                                                           ---------------
               DIVERSIFIED CAPITAL MARKETS (0.2%)
   5,000       UBS Finance, LLC                             5.30           3/07/2007                 5,000
                                                                                           ---------------
               THRIFTS & MORTGAGE FINANCE (0.2%)
   3,229       Countrywide Financial Corp.                  5.28           3/01/2007                 3,229
                                                                                           ---------------
               Total Financials                                                                     14,229
                                                                                           ---------------
               MATERIALS (0.3%)

               PAPER PACKAGING (0.3%)
               ----------------------
   6,285       Sonoco Products Co.                          5.34           3/01/2007                 6,285
                                                                                           ---------------
               UTILITIES (0.2%)

               ELECTRIC UTILITIES (0.2%)
   3,713       Wisconsin Electric Power Co.                 5.30           3/07/2007                 3,710
                                                                                           ---------------
               Total Commercial Paper (cost: $26,675)                                               26,675
                                                                                           ---------------

               DISCOUNT NOTES (0.2%)

               U.S. GOVERNMENT (0.2%)
   3,125       Federal Home Loan Mortgage Discount
                     Notes                                  5.18           3/01/2007                 3,125
                                                                                           ---------------

               VARIABLE-RATE DEMAND NOTES (0.2%)(Q)

               HEALTH CARE (0.2%)
               ------------------
               HEALTH CARE FACILITIES (0.2%)
   3,845       Louisiana Public Facilities Auth., RB,
                     Series 2002D (LOC - Capital One,
                     N.A.)                                  6.00           7/01/2028                 3,845
                                                                                           ---------------

               UTILITIES (0.0%)
               ----------------
               MULTI-UTILITIES (0.0%)
     655         Sempra Energy ESOP, Series 1999A (d)       5.85%         11/01/2014         $         655
                                                                                           ---------------
               Total Variable-Rate Demand Notes (cost: $4,500)                                       4,500
                                                                                           ---------------

      NUMBER OF
         SHARES

               MONEY MARKET FUNDS (0.6%)
12,693,914      SSgA Prime Money Market Fund
                                                            5.20  (r)          -                    12,694
                                                                                           ---------------
               Total Money Market Instruments (cost: $46,994)                                       46,994
                                                                                           ---------------

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


    PRINCIPAL                                                                                       MARKET
       AMOUNT                                             COUPON                                     VALUE
         (000) SECURITY                                     RATE            MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (9.2%)(S)

               COMMERCIAL PAPER (0.5%)

               FINANCIALS (0.5%)
               -----------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
 $10,786       Deer Valley Funding LLC  (d)                5.39% (p)       3/19/2007          $     10,758
                                                                                           ---------------
               Total Commercial Paper                                                               10,758
                                                                                           ---------------

               REPURCHASE AGREEMENTS (8.6%)(T)

  55,000       Credit Suisse First Boston, LLC, 5.31%, acquired on 2/28/2007 and due
                     3/01/2007 at $55,000 (collateralized by $304,875 of Federal Home
                     Loan Bank Bonds(c)(+), 6.71%(p), due 11/05/2032; market value
                     $56,100)                                                                       55,000
  57,000       Deutsche Bank Securities, Inc., 5.32%, acquired on 2/28/2007 and due
                     3/01/2007 at $57,000  (collateralized by $14,110 of Federal
                     Home Loan Discount  Notes(c)(+),  5.26%(p),  due 3/07/2007;
                     $44,000  of  Federal  Home  Loan Bank  Bonds(c)(+),  5.25%;
                     combined market value $58,141)                                                 57,000
  60,000       Morgan Stanley & Co., Inc., 5.30%, acquired on 2/28/2007 and due
                     3/01/2007 at $60,000 (collateralized by $60,355 of Fannie Mae
                     Notes (c)(+), 5.70%-5.75%, due 9/08/2016-10/05/2021; combined
                     market value $62,120)                                                          60,000
                                                                                           ---------------
               Total Repurchase Agreements                                                         172,000
                                                                                           ---------------

                                                                                                    MARKET
   NUMBER OF                                              COUPON                                     VALUE
      SHARES   SECURITY                                     RATE            MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.1%)
  838,330        AIM Short-Term Investment Co. Liquid
                     Assets Portfolio                       5.26%  (r)                     $           838
                                                                                           ---------------
               Total Money Market Funds                                                                838
                                                                                           ---------------
               Total Short-term Investments Purchased With Cash Collateral From Securities
               Loaned (cost: $183,596)                                                             183,596
                                                                                           ---------------

               TOTAL INVESTMENTS (COST: $2,016,322)                                        $     2,185,771
                                                                                           ===============

  N O T E S
================---------------------------------------------------------------
                 to Portfolio of INVESTMENTS


USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

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FEBRUARY 28, 2007 (UNAUDITED)


6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.


B. As of February 28, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2007, were $192,894,000 and $23,445,000, respectively, resulting in net unrealized appreciation of $169,449,000.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,999,057,000 at February 28, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 36.6% of net assets at February 28, 2007.

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FEBRUARY 28, 2007 (UNAUDITED)


D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


E. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


F. iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.


PORTFOLIO DESCRIPTION ABBREVIATIONS
CPI     Consumer Price Index
EETC    Enhanced Equipment Trust Certificate
ESOP    Employee Stock Ownership Plan
MTN     Medium-Term Note
RB      Revenue Bond
REIT    Real Estate Investment Trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp..

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a) The security or a portion thereof was out on loan as of February 28, 2007. The aggregate fair market value of the loaned portion of these securities as of February 28, 2007, was approximately $177,480,000.
(b) Callable/putable bond - provides the option for the underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in the dollar-weighted portfolio average maturity calculation as a result of the security's call/put feature.
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FEBRUARY 28, 2007 (UNAUDITED)

(c) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit
     of  the  U.S.   government.   Securities  issued  by   government-sponsored
     enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) Security was fair valued at February 28, 2007, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(f) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer. Securities shown without a maturity date are perpetual and have no final maturity.
(g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2007, was $376,000, which represented 0.0% of the Fund's net assets.
(h) At February 28, 2007, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.
(i) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(j)  Variable-rate  or  floating-rate  security  -  interest  rate  is  adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2007.
(k) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date.
     During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase
     commitments.   The  purchase  of  securities  on  a   delayed-delivery   or
     when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At February 28, 2007, the aggregate market value of securities purchased on a delayed-delivery or when-issued basis was $2,999,000, all of which were when-issued.
(l)  Eurodollar   and  Yankee   obligations   -   Eurodollar   obligations   are
     dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign
     branches  of  U.S.   corporations   and  financial   institutions.   Yankee
     obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.
(m)  Security is perpetual and has no final maturity date.
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(n)  Interest-only commercial  mortgage-backed securities (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.
(o) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(p) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(q) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The
     interest  rate  is  adjusted  at  a  stipulated  daily,  weekly,   monthly,
     quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.
(r) Rate represents the money market fund annualized seven-day yield at February 28, 2007.
(s) The Fund, through its third-party securities-lending agent, Wachovia, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
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(t)  Repurchase  agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
* Non-income-producing security for the 12 months preceding February 28, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    04/25/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/30/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    04/25/2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.